American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value ETF (AVDV)
May 31, 2026

Avantis International Small Cap Value ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.2%
Australia — 8.7%
29Metals Ltd.(1)	18,863,720	3,750,931
Accent Group Ltd.(2)	3,798,405	1,584,752
Adairs Ltd.(2)	1,114,975	1,098,103
Aeris Resources Ltd.(1)	21,028,156	6,059,259
AIC Mines Ltd.(1)	7,809,109	3,650,508
Alkane Resources Ltd.(1)	1,057,249	1,133,808
Alliance Aviation Services Ltd.	134,244	54,279
AMP Ltd.	1,828,998	2,093,009
Amplitude Energy Ltd.(1)	3,222,451	3,951,293
Appen Ltd.(1)(2)	531,264	442,898
ARB Corp. Ltd.	49,505	686,033
ARN Media Ltd.	1,042	188
Aurelia Metals Ltd.(1)	18,301,727	3,975,816
Aurizon Holdings Ltd.	13,620,907	40,991,342
Austal Ltd.(1)	1,745,566	5,029,055
Australian Agricultural Co. Ltd.(1)	232,563	217,132
Australian Finance Group Ltd.(2)	2,204,777	2,450,718
Baby Bunting Group Ltd.(1)(2)	565,175	647,783
Bank of Queensland Ltd.	11,793,565	53,009,714
Beach Energy Ltd.	49,169,706	38,164,672
Bega Cheese Ltd.	15,918	63,087
Bendigo & Adelaide Bank Ltd.	2,585,082	19,200,830
Black Cat Syndicate Ltd.(1)	4,613,966	3,843,138
Capricorn Metals Ltd.	737,913	7,558,526
Catalyst Metals Ltd.(1)	3,417,071	12,862,542
Cedar Woods Properties Ltd.	1,151,753	5,540,721
Challenger Gold Ltd.(1)(2)	1,008,459	98,495
Challenger Ltd.	3,835,296	24,369,990
Champion Iron Ltd.(2)	10,843,788	34,662,548
Coast Entertainment Holdings Ltd.(1)(2)	13,124	3,857
Coronado Global Resources, Inc.(1)	12,308,761	2,397,923
Credit Corp. Group Ltd.	770,984	6,242,816
Cuscal Ltd.	708,567	2,444,483
Duratec Ltd.	308,137	564,795
Dyno Nobel Ltd.	25,327,881	68,306,785
Elders Ltd.	2	8
Emeco Holdings Ltd.(1)	2,788,585	2,135,567
Emerald Resources NL(1)	194,231	833,791
Endeavour Group Ltd.	2,702,008	5,594,589
EVT Ltd.	1,179,894	10,637,377
Fenix Resources Ltd.	2,953,309	650,202
Findi Ltd.(1)	1,352	595
FleetPartners Group Ltd.	3,792,468	7,735,021
Focus Minerals Ltd.(1)(2)	1,044,894	1,474,908
Forrestania Resources Ltd.(1)(2)	1,043,540	427,702
GenusPlus Group Ltd.(2)	167,450	1,144,581
GrainCorp Ltd., A Shares	5,401,419	19,129,719
Grange Resources Ltd.(1)	4,529,711	521,568
Greatland Resources Ltd.(1)	1,535,112	15,213,397

GWA Group Ltd.	988,015	1,521,539
Harvey Norman Holdings Ltd.	4,486,942	14,852,858
Helia Group Ltd.	9,132,425	31,676,178
Hillgrove Resources Ltd.(1)	9,794,500	317,382
Horizon Oil Ltd.	2,056,085	332,748
Humm Group Ltd.(2)	1,118,620	475,610
Iluka Resources Ltd.	10,231,773	58,117,458
Inghams Group Ltd.(2)	10,168,781	15,267,928
JB Hi-Fi Ltd.	134,668	7,198,692
Judo Capital Holdings Ltd.(1)	722,521	808,827
Jumbo Interactive Ltd.(2)	23,063	127,277
Karoon Energy Ltd.	25,271,948	35,505,396
Kingsgate Consolidated Ltd.	178,523	784,933
Kogan.com Ltd.(2)	906,958	2,730,653
L1 Group Ltd.(2)	5,440,731	4,133,947
Lindsay Australia Ltd.	43,815	17,623
Lycopodium Ltd.	7,062	75,267
Maas Group Holdings Ltd.	472,298	1,741,525
Macmahon Holdings Ltd.	28,183,602	20,364,736
Macquarie Technology Group Ltd.(1)(2)	231,152	12,375,191
Magellan Financial Group Ltd.	3,456,936	20,951,126
Mayne Pharma Group Ltd.(1)(2)	147,610	254,810
McMillan Shakespeare Ltd.	250,834	3,290,895
Metals X Ltd.(1)	17,377,514	19,755,752
Metro Mining Ltd.(1)	2,743,791	2,994,025
Mineral Resources Ltd.(1)	195,494	10,331,245
Monadelphous Group Ltd.	790,612	17,584,300
Myer Holdings Ltd.	14,275,640	2,412,507
MyState Ltd.	255,657	820,149
Navigator Global Investments Ltd.(2)	4,400,601	8,219,864
Neuren Pharmaceuticals Ltd.(1)	570,999	5,958,418
New Hope Corp. Ltd.(2)	12,686,341	53,218,231
nib holdings Ltd.	333,788	1,600,826
Nickel Industries Ltd.(1)	2,198,352	1,670,048
Nine Entertainment Co. Holdings Ltd.	13,716,470	9,404,031
NRW Holdings Ltd.	12,995,302	71,126,811
Nufarm Ltd.(1)	4,899,314	10,547,468
Nuix Ltd.(1)	351,608	350,029
OFX Group Ltd.(1)(2)	103,793	43,783
oOh!media Ltd.	985,669	956,066
Ora Banda Mining Ltd.(1)	7,449,497	7,392,382
Orora Ltd.	19,395,098	18,162,921
Pantoro Gold Ltd.(1)	5,013,733	10,909,989
Peet Ltd.(2)	654,812	815,966
Pepper Money Ltd.	304,325	365,167
Perenti Ltd.	26,783,544	40,648,170
Perseus Mining Ltd.	33,042,423	124,014,984
Premier Investments Ltd.	506,937	4,559,463
Ramelius Resources Ltd.	27,693,555	64,638,259
Redox Ltd.	348,248	813,144
Regis Resources Ltd.	22,099,462	97,978,278
Resimac Group Ltd.	17,380	10,730
Resolute Mining Ltd.(1)	72,108,843	67,248,079
Ricegrowers Ltd.(2)	580,212	5,065,759
Ridley Corp. Ltd.	2,794,329	5,657,708

Sandfire Resources Ltd.(1)	2,663,910	37,653,424
Select Harvests Ltd.(1)	1,697,549	4,790,275
Servcorp Ltd.(2)	21,643	108,107
Sims Ltd.	2,442,704	47,168,089
Southern Cross Electrical Engineering Ltd.	209,894	616,238
Southern Cross Media Group Ltd.(2)	360,441	159,631
SRG Global Ltd.	687,761	1,549,534
St Barbara Ltd.(1)	22,950,029	9,491,780
Stanmore Resources Ltd.	7,874,821	15,570,853
Star Entertainment Group Ltd.(1)(2)	39,358,485	2,826,176
Strike Energy Ltd.(1)	336,139	30,160
Super Retail Group Ltd.	4,037,072	33,971,641
Symal Group Ltd.(2)	117,432	230,244
Terracom Ltd.(1)(2)	6,318,460	318,288
Tyro Payments Ltd.(1)(2)	3,391,583	2,153,711
Vault Minerals Ltd.	18,537,781	56,355,958
Viva Energy Group Ltd.	9,201,849	14,018,259
Wagners Holding Co. Ltd.	1,053,033	3,493,032
West African Resources Ltd.(1)	27,245,799	62,396,930
Westgold Resources Ltd.	2,632,022	9,810,367
Westgold Resources Ltd. (Toronto)	192,598	722,251
Whitehaven Coal Ltd.	19,099,827	120,363,873
		1,744,646,826
Austria — 2.2%
AT&S Austria Technologie & Systemtechnik AG(1)(3)	2,062,510	338,911,522
CPI Europe AG(1)	16,309	303,332
FACC AG(1)	5,448	111,340
Lenzing AG(1)	947,826	26,098,896
Oesterreichische Post AG	607,757	22,852,618
Porr AG	579,798	27,365,113
Semperit AG Holding(1)	80,753	1,441,059
UNIQA Insurance Group AG	702,035	14,029,492
Wienerberger AG	104,302	2,936,456
		434,049,828
Belgium — 1.4%
Bekaert SA	1,413,928	68,101,557
bpost SA(1)	1,394,112	2,909,984
Cie d'Entreprises CFE	26,716	419,556
CMB Tech NV	36,749	581,804
Deceuninck NV	130,781	327,033
EVS Broadcast Equipment SA	83,383	3,035,178
Gimv NV(2)	61,112	3,455,437
Ion Beam Applications(2)	214,097	3,922,987
KBC Ancora	199,764	18,934,869
Ontex Group NV(1)(2)	515	1,563
Proximus SADP	3,574,022	27,829,293
Solvay SA	1,966,083	59,199,754
Tessenderlo Group SA	557,313	14,276,039
Umicore SA	2,487,027	73,088,118
		276,083,172
Canada — 10.4%
ACT Energy Technologies Ltd.(1)	28,156	138,876
ADENTRA, Inc.	163,183	3,903,656
ADF Group, Inc.	1,849	14,646
Advantage Energy Ltd.(1)	3,002,758	21,192,351

Aecon Group, Inc.	293,873	9,607,120
Allied Gold Corp.(1)	573,501	14,517,960
Amerigo Resources Ltd.	1,905,547	9,191,519
Andean Precious Metals Corp.(1)	161,824	784,089
Aris Mining Corp.(1)	2,345,395	42,496,621
Athabasca Oil Corp.(1)	5,721,416	45,276,646
AutoCanada, Inc.(1)(2)	128,907	2,047,701
B2Gold Corp.	24,427,707	116,942,564
Badger Infrastructure Solutions Ltd.	65,872	4,198,913
Baytex Energy Corp.	14,946,911	73,073,064
Birchcliff Energy Ltd.	3,142,871	14,681,093
Bird Construction, Inc.	16,012	671,188
Black Diamond Group Ltd.	65,185	930,505
Bonterra Energy Corp.(1)(2)	29,334	138,090
Boralex, Inc., A Shares	400	10,697
Boston Pizza Royalties Income Fund	20,825	365,399
Brookfield Wealth Solutions Ltd.(2)	30,492	1,394,716
Calfrac Well Services Ltd.(1)(2)	28,265	129,777
Canacol Energy Ltd.(1)(2)	17,903	9,934
Canada Goose Holdings, Inc.(1)(2)	303,420	3,116,402
Canada Packers, Inc.	17,679	247,748
Canadian Tire Corp. Ltd., Class A	246,480	31,626,818
Capital Power Corp.	981,217	50,276,117
Cardinal Energy Ltd.	2,013,380	16,765,388
Cargojet, Inc.	22,100	1,383,244
Cascades, Inc.	1,065,636	8,479,329
Cavvy Energy Ltd.(1)	86,236	100,707
Centerra Gold, Inc.	3,629,191	64,073,194
CES Energy Solutions Corp.	1,888,458	23,724,725
Chorus Aviation, Inc.	103,444	1,879,572
Cogeco Communications, Inc.	16,800	819,132
Defi Technologies, Inc.(1)(2)	1,625,198	1,108,103
Doman Building Materials Group Ltd.	10,510	80,351
Dorel Industries, Inc., Class B(1)(2)	51,202	62,765
DPM Metals, Inc.	115,722	3,886,359
Eldorado Gold Corp.	1,919,125	64,840,853
Empire Co. Ltd., Class A	424,088	15,039,105
Enerflex Ltd.	1,748,352	43,726,237
Energy Fuels, Inc.(1)(2)	331,962	6,048,348
Ensign Energy Services, Inc.(1)(2)	2,343,533	7,122,477
ERO Copper Corp.(1)	1,011,725	30,829,121
Evertz Technologies Ltd.	300	3,582
Finning International, Inc.	736,661	55,640,307
Fortuna Mining Corp.(1)	6,197,949	62,175,051
Freehold Royalties Ltd.	352,309	4,328,955
Frontera Energy Corp.	554,060	5,819,308
Galiano Gold, Inc.(1)	3,466,245	8,095,825
Greenfire Resources Ltd.(1)	4,881	27,615
Headwater Exploration, Inc.	3,594,595	32,695,914
High Liner Foods, Inc.	4	43
Hudbay Minerals, Inc.	4,500,853	131,599,307
IAMGOLD Corp.(1)	4,200,212	75,982,510
Imperial Metals Corp.(1)	641,836	3,193,700
InPlay Oil Corp.	115,921	1,364,667
International Petroleum Corp.(1)(2)	921,644	23,190,680

Jaguar Mining, Inc.(1)	128,499	650,581
Journey Energy, Inc.(1)(2)	231,264	925,962
K92 Mining, Inc.(1)	415,499	7,769,604
Kelt Exploration Ltd.(1)	1,684,251	11,080,518
Keyera Corp.	10	415
Kolibri Global Energy, Inc.(1)(2)	1,512	7,741
Kolibri Global Energy, Inc.(1)	48,644	249,104
Laurentian Bank of Canada	176,935	5,165,658
Linamar Corp.	405,513	30,002,050
Major Drilling Group International, Inc.(1)	4,380	54,327
Maple Leaf Foods, Inc.	462,801	10,050,602
Martinrea International, Inc.	1,647,490	13,730,577
Mattr Corp.(1)	35,208	327,397
Methanex Corp.	396,891	23,479,803
Mullen Group Ltd.	593,222	9,380,365
National Bank of Canada	1	146
North American Construction Group Ltd.	581,016	8,041,044
North West Co., Inc.	341,553	12,825,734
Northland Power, Inc.	51,444	877,643
Obsidian Energy Ltd.(1)(2)	1,105,777	12,103,271
OceanaGold Corp.	4,110,748	124,158,812
Orezone Gold Corp.(1)	5,097,728	9,318,010
Orla Mining Ltd.	1,428,224	19,165,230
Orvana Minerals Corp.(1)	12,576	17,605
Osisko Metals, Inc.(1)	2,537,771	3,294,970
Paramount Resources Ltd., A Shares	627,554	13,733,220
Parex Resources, Inc.	2,106,247	36,742,640
Pason Systems, Inc.	260,971	2,812,918
PetroTal Corp.	4,538,546	1,909,373
Peyto Exploration & Development Corp.	3,746,777	67,480,849
PHX Energy Services Corp.	143,393	1,139,947
Pine Cliff Energy Ltd.	38,156	17,436
Pizza Pizza Royalty Corp.	10,942	101,590
Polaris Renewable Energy, Inc.	38,910	366,620
Precision Drilling Corp.(1)	167,082	14,928,489
Propel Holdings, Inc.	3,456	57,205
Real Matters, Inc.(1)(2)	229,556	910,798
Rogers Sugar, Inc.	554,464	2,698,621
Russel Metals, Inc.	336,119	15,223,059
Saturn Oil & Gas, Inc.(1)(2)	1,260,562	6,126,113
Silvercorp Metals, Inc.	221,608	2,812,998
South Bow Corp.	1,377,531	49,559,741
Spartan Delta Corp.(1)(2)	2,782,880	23,617,086
Spin Master Corp., VTG Shares	174,883	2,369,575
SSR Mining, Inc.(1)	90,464	2,827,472
Stella-Jones, Inc.	14,583	818,188
Steppe Gold Ltd.(1)	28,890	25,356
Strathcona Resources Ltd.	10,584	339,250
Surge Energy, Inc.	2,221,769	15,164,724
Tamarack Valley Energy Ltd.	10,862,390	100,536,102
Tidewater Midstream & Infrastructure Ltd.(1)	7,052	85,167
Torex Gold Resources, Inc.	1,198,684	54,967,397
Total Energy Services, Inc.	323,266	5,721,315
Transcontinental, Inc., Class A	530,045	2,022,295
Trican Well Service Ltd.	2,814,096	15,227,328

Valeura Energy, Inc.(1)	947,788	7,438,484
Vermilion Energy, Inc.	3,769,404	41,586,070
Wajax Corp.	204,529	4,406,130
Wesdome Gold Mines Ltd.(1)	1,495,942	30,349,616
West Fraser Timber Co. Ltd.	47	3,249
Western Forest Products, Inc.(1)(2)	641	7,374
Westshore Terminals Investment Corp.	132,025	4,046,028
Whitecap Resources, Inc.	9,321,654	107,101,149
		2,079,028,825
China — 0.0%
CIFI Holdings Group Co. Ltd.(1)	2,024,000	15,766
Ever Sunshine Services Group Ltd.	182,000	41,990
K Wah International Holdings Ltd.	2,583,000	757,673
		815,429
Denmark — 1.7%
AL Sydbank	813,074	68,214,039
cBrain AS	459	4,226
D/S Norden AS	749,301	34,603,220
Dfds AS(1)	710,359	16,295,620
FLSmidth & Co. AS	162,123	12,716,801
H&H International AS, B Shares(1)	12,616	203,349
Jyske Bank AS	8,621	1,235,153
NKT AS(1)	523,547	83,502,278
NNIT AS(1)	2,397	15,281
Per Aarsleff Holding AS	370,440	42,211,182
Schouw & Co. AS	138,963	14,320,745
SJF Bank AS	2,298	124,536
Solar AS, B Shares(1)	40,157	1,257,931
TORM PLC, Class A	1,462,454	40,265,047
Zealand Pharma AS(1)	628,864	31,861,318
		346,830,726
Finland — 1.0%
Bittium OYJ(2)	215,097	9,881,748
Citycon OYJ(2)	12,852	42,612
Finnair OYJ(1)	3,493,227	17,474,932
Hiab OYJ, B Shares	235,919	14,818,244
Kalmar OYJ, B Shares	467,274	24,230,159
Kemira OYJ	1,881,408	39,095,074
Lassila & Tikanoja OYJ(1)	60,937	489,720
Luotea PLC	60,937	141,727
Marimekko OYJ	180,607	2,197,544
Metsa Board OYJ, Class B(1)(2)	599,809	2,050,468
Nokian Renkaat OYJ(2)	3,618,755	46,646,513
Olvi OYJ, A Shares	27,813	1,033,360
Outokumpu OYJ	1,466,244	10,171,371
Posti Group OYJ	5,094	56,839
Puuilo OYJ	1,613,890	24,738,091
Suominen OYJ(1)(2)	34,080	41,162
Tokmanni Group Corp.(2)	265,995	2,186,673
Verkkokauppa.com OYJ(2)	34,544	111,008
		195,407,245
France — 3.6%
Air France-KLM(1)	1,238,966	16,817,500
AKWEL SADIR	2,962	25,021
Alten SA	33,043	2,494,330

Antin Infrastructure Partners SA	13,229	153,084
Aperam SA	232,854	13,848,030
Arkema SA	696,893	49,218,426
Ayvens SA	36,322	487,160
Beneteau SACA(2)	1,255	10,175
Caisse Regionale de Credit Agricole Mutuel Nord de France	12,390	430,195
Catana Group(2)	1,663	4,459
Cie des Alpes	650,605	16,944,430
Clariane SE(1)	494,518	2,404,512
Coface SA	742,532	12,915,080
Derichebourg SA	2,700,025	31,813,307
Emeis SA(1)	1,826,334	31,651,031
Etablissements Maurel et Prom SA	1,932,340	20,345,136
Euroapi SA(1)(2)	637,017	1,101,621
Eutelsat Communications SACA(1)(2)	6,000,889	27,712,655
Guillemot Corp.(1)	967	5,412
ID Logistics Group SACA(1)	28,226	12,542,184
Imerys SA	200,458	5,334,631
Jacquet Metals SACA	61,080	1,582,048
JCDecaux SE	535,953	11,729,782
Kaufman & Broad SA	212,511	6,266,308
La Francaise De L'energie SACA(1)(2)	211	9,885
Maisons du Monde SA(1)(2)	233,729	125,660
Manitou BF SA	70,499	1,774,309
Mersen SA	411,468	19,986,834
Nexans SA	90,748	16,695,137
Nexity SA(1)(2)	685,869	6,532,340
North Atlantic Energies(2)	48,653	2,913,576
Opmobility	1,647,376	31,898,201
OVH Groupe SA(1)(2)	143,196	2,376,173
Pullup Entertainment(2)	38,302	413,463
SES SA	9,790,667	107,555,708
SMCP SA(1)(2)	449,253	2,709,417
Societe BIC SA(1)	51,651	3,504,593
Solutions 30 SE(1)(2)	1,003,964	929,579
Television Francaise 1 SA	1,747,140	13,924,496
Trigano SA	107,409	20,220,210
Ubisoft Entertainment SA(1)(2)	2,003,526	13,131,430
Valeo SE	5,358,683	82,523,752
Vallourec SACA(1)	3,200,451	89,158,739
Vicat SACA	145,455	10,673,250
Vusion(2)	80,500	12,525,519
X-Fab Silicon Foundries SE(1)	837,622	10,459,506
		715,878,294
Germany — 3.6%
2G Energy AG	51,499	4,001,981
7C Solarparken AG(1)	68,320	148,920
Adesso SE	810	57,396
Alzchem Group AG	54,602	11,961,117
Aroundtown SA(1)	2,609,371	7,717,297
Aumovio SE(1)	768,276	35,901,768
Aurubis AG	181,351	45,546,812
Baader Bank AG	7,082	56,115
Bijou Brigitte AG	13,589	868,328
Borussia Dortmund GmbH & Co. KGaA	874,266	3,176,840

CANCOM SE	64,493	2,126,294
Ceconomy AG(1)	4,307	21,143
Cewe Stiftung & Co. KGaA	85,555	10,230,850
Daldrup & Soehne AG	364	10,667
Deutsche Rohstoff AG	105,197	12,193,537
Deutz AG	1,340,311	16,332,028
Draegerwerk AG & Co. KGaA	981	83,384
Draegerwerk AG & Co. KGaA, Preference Shares	16,490	1,762,754
Duerr AG	632,070	15,324,486
Elmos Semiconductor SE	95,157	20,001,170
flatexDEGIRO SE	2,070,296	81,289,431
Formycon AG(1)	71,505	1,878,831
Friedrich Vorwerk Group SE	38,295	2,928,882
FUCHS SE, Preference Shares	132,508	6,062,986
Heidelberger Druckmaschinen AG(1)	5,306,963	9,102,621
HelloFresh SE(1)	98,726	494,868
Hornbach Holding AG & Co. KGaA	237,029	22,283,799
HUGO BOSS AG	786,087	32,678,630
Ibu-Tec Advanced Materials AG, Class A	8,347	161,157
Indus Holding AG(1)	94,881	3,334,920
Instone Real Estate Group SE	47,821	466,573
JOST Werke SE	198,523	13,670,742
Jungheinrich AG, Preference Shares	1,128,819	32,753,759
Kloeckner & Co. SE(1)	780,103	10,351,129
Knaus Tabbert AG(1)	5,691	84,457
Koenig & Bauer AG(1)	14,871	152,150
Kontron AG(2)	593,260	16,083,376
Krones AG(1)	132,959	18,290,165
Lang & Schwarz AG	32,486	1,100,638
Lanxess AG	1,847,994	35,445,781
MBB SE	285	60,334
Mutares SE & Co. KGaA(2)	436,578	14,168,818
Norma Group SE(1)	387,436	7,904,767
ProCredit Holding AG	238,663	2,262,275
SAF-Holland SE	1,248,937	30,403,208
Salzgitter AG(1)	257,760	18,367,518
Schaeffler AG	664,740	8,171,814
Schott Pharma AG & Co. KGaA	34,820	736,322
SGL Carbon SE(1)	926,660	5,777,956
Siltronic AG(1)(2)	83,360	10,137,592
Sixt SE	288,564	25,702,896
Sixt SE, Preference Shares	271,654	20,109,927
SMA Solar Technology AG(1)	327,131	25,000,828
Steico SE	627	15,191
STO SE & Co. KGaA, Preference Shares	10,504	1,280,889
Suedzucker AG(2)	1,339,505	17,937,089
TAG Immobilien AG	1,031,537	17,069,844
Technotrans SE(1)	1,764	65,841
thyssenkrupp AG	865,979	11,820,037
Tkms AG& Co. KGaA(1)	54,245	5,330,719
Wacker Neuson SE	452,319	10,060,582
Westwing Group SE(1)	31,227	562,911
Wuestenrot & Wuerttembergische AG	129,027	2,214,786
		711,299,926

Hong Kong — 1.2%
Asia Tele-Net & Technology Corp. Ltd.	520,000	798,518
AustAsia Group Ltd.(1)	564,732	128,454
Bank of East Asia Ltd.	357,840	622,264
Baozun, Inc., ADR(1)	135,757	351,611
Bright Smart Securities & Commodities Group Ltd.(1)(2)	628,000	753,019
Cafe de Coral Holdings Ltd.(2)	5,758,000	2,836,914
Chia Tai Enterprises International Ltd.(1)	19,000	22,252
Chow Sang Sang Holdings International Ltd.	725,000	1,011,341
Citychamp Watch & Jewellery Group Ltd.(1)(2)	2,138,000	23,996
Crystal International Group Ltd.	1,453,500	1,115,632
Dah Sing Banking Group Ltd.	768,000	1,318,661
Dah Sing Financial Holdings Ltd.	2,858,000	15,488,902
Deep Source Holdings Ltd.(1)	11,520,000	1,135,453
Dream International Ltd.	2,116,000	1,801,237
E-Commodities Holdings Ltd.(2)	22,732,000	1,827,044
Emperor Watch & Jewellery Ltd.	4,240,000	140,495
FSE Lifestyle Services Ltd.	19,000	13,304
Giordano International Ltd.	108,000	20,818
Great Eagle Holdings Ltd.	695,000	1,512,503
G-Resources Group Ltd.	369,000	310,781
Guotai Junan International Holdings Ltd.(2)	13,312,000	3,696,785
Hang Lung Group Ltd.	12,321,000	22,909,172
Hong Kong Technology Venture Co. Ltd.(1)	580,000	82,052
Hutchison Telecommunications Hong Kong Holdings Ltd.	130,000	18,747
IGG, Inc.	11,468,000	4,853,900
Impro Precision Industries Ltd.	825,000	1,035,885
Johnson Electric Holdings Ltd.	9,817,320	31,981,678
JS Global Lifestyle Co. Ltd.(1)	8,134,000	1,381,061
Kerry Properties Ltd.	1,840,500	4,865,529
Langham Hospitality Investments & Langham Hospitality Investments Ltd.	27,400	1,853
Man Wah Holdings Ltd.(2)	2,256,800	1,046,771
Midland Holdings Ltd.(1)	7,426,000	2,417,346
New World Development Co. Ltd.(1)	1,711,000	1,796,170
Oriental Watch Holdings	1,104,000	456,591
Pacific Basin Shipping Ltd.	140,982,000	56,690,868
Pacific Textiles Holdings Ltd.	65,000	9,306
PAX Global Technology Ltd.	4,347,000	1,928,472
Regina Miracle International Holdings Ltd.	194,000	42,144
Sa Sa International Holdings Ltd.	5,874,000	637,261
Shun Tak Holdings Ltd.(1)	4,052,000	300,238
Singamas Container Holdings Ltd.	3,582,000	233,613
SJM Holdings Ltd.(1)(2)	57,606,000	14,032,485
SmarTone Telecommunications Holdings Ltd.	218,000	132,167
Soundwill Holdings Ltd.	500	437
Sun Hung Kai & Co. Ltd.	406,000	211,081
Tai Hing Group Holdings Ltd.	87,000	11,653
Ten Pao Group Holdings Ltd.	276,000	97,893
Texhong International Group Ltd.	969,000	780,315
Texwinca Holdings Ltd.	440,000	60,754
TradeGo Fintech Ltd.(1)	16,000	2,183
Truly International Holdings Ltd.	718,000	89,922
TS Lines Ltd.	2,543,000	2,713,042
United Energy Group Ltd.(2)	352,112,000	20,717,228
United Laboratories International Holdings Ltd.(2)	15,060,000	16,927,679

VSTECS Holdings Ltd.	13,726,000	16,851,888
Yue Yuen Industrial Holdings Ltd.(2)	4,667,000	8,747,639
		248,995,007
Ireland — 0.2%
Glanbia PLC	103,386	2,513,465
Glenveagh Properties PLC(1)	12,917,456	34,306,603
Uniphar PLC	113,571	603,360
		37,423,428
Israel — 4.9%
Adgar Investment & Development Ltd.	1,910	2,903
AFI Properties Ltd.(1)	293	21,651
Airport City Ltd.(1)	57,014	1,090,715
Alony Hetz Properties & Investments Ltd.	515,638	6,530,752
Altshuler Shaham Finance Ltd.	108,655	271,993
Amot Investments Ltd.	155,486	1,040,038
Analyst IMS Investment Management Services Ltd.	3,302	196,159
Argo Properties NV(1)	61,306	2,909,879
Ashdod Refinery Ltd.(1)	16,824	592,874
AudioCodes Ltd.	20,856	205,223
Ayalon Holdings Ltd.	125,919	7,706,137
Baladi Ltd.	1,040	28,727
Bezeq The Israeli Telecommunication Corp. Ltd.	1,481,134	4,200,673
Big Shopping Centers Ltd.	31,547	8,536,262
Blue Square Real Estate Ltd.	24,778	3,425,152
Carasso Motors Ltd.(1)	37,402	472,183
Carasso Real Estate Ltd.(1)	95,805	1,017,179
Cellcom Israel Ltd.	2,556	33,292
Ceragon Networks Ltd.(1)	112,297	324,538
Clal Insurance Enterprises Holdings Ltd.	1,466,635	146,424,217
Delek Automotive Systems Ltd.	50,898	350,999
Delek Group Ltd.	203,767	62,648,593
Delta Galil Ltd.	56,682	3,151,661
Delta Israel Brands Ltd.	6,971	302,500
Direct Finance of Direct Group 2006 Ltd.	524	117,498
El Al Israel Airlines	4,092,919	19,528,030
Elmor Electrical Installation & Services 1986 Ltd.	2,736	29,655
Energix-Renewable Energies Ltd.	67,094	686,776
Enlight Renewable Energy Ltd.(1)	540,067	57,862,986
Equital Ltd.(1)	136,026	5,420,599
Etoro Group Ltd., Class A(1)	132,529	5,563,567
Fattal Holdings 1998 Ltd.(1)	92,519	27,909,136
FIBI Holdings Ltd.	423,545	46,485,574
Fox Wizel Ltd.	24,755	2,755,494
G City Ltd.	844,362	3,806,244
Harel Insurance Investments & Financial Services Ltd.	1,753,036	110,791,623
IDI Insurance Co. Ltd.	100,724	7,993,128
Ilex Medical Ltd.	657	12,102
Inmode Ltd.(1)	144,719	2,015,936
Inrom Construction Industries Ltd.	25,130	251,354
Isracard Ltd.	1,872,128	8,494,409
Israel Canada TR Ltd.	1,056,014	7,904,372
Israel Corp. Ltd.	56,765	18,661,706
Isras Holdings Ltd.	7,603	913,702
Isras Investment Co. Ltd.	11,651	3,458,613
Ituran Location & Control Ltd.	793	51,981

Kvutzat Acro Ltd.(1)	26,592	464,193
Libra Insurance Co. Ltd.	4,455	30,917
M Yochananof & Sons Ltd.	28,866	4,190,950
Menora Mivtachim Holdings Ltd.	360,506	66,576,173
Migdal Insurance & Financial Holdings Ltd.(1)	9,102,879	61,405,271
Mivne Real Estate KD Ltd.	68,801	349,793
Naphtha Israel Petroleum Corp. Ltd.	10,408	85,716
Nexxen International Ltd.(1)	91,201	766,088
Norstar Holdings, Inc.(1)	35,461	122,373
Oil Refineries Ltd.	64,990,160	37,274,317
Orion Retail Properties Ltd.(1)	69,459	66,463
Palram Industries 1990 Ltd.	12,567	214,736
Partner Communications Co. Ltd.	3,126,261	46,516,067
Paz Retail & Energy Ltd.	14,723	4,337,999
Phoenix Financial Ltd.	278,721	18,408,784
Plasson Industries Ltd.	70	4,316
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,864	824,705
Retailors Ltd.(1)	20,197	203,363
Shikun & Binui Ltd.(1)	3,289,579	25,266,513
Shufersal Ltd.	2,778,528	47,989,584
Silicom Ltd.(1)	4,877	196,543
Sisram Medical Ltd.	19,200	6,645
Solaer Renewable Energies Ltd.(1)	3,636	134,891
Summit Real Estate Holdings Ltd.	264,327	4,731,266
Tamar Petroleum Ltd.	40,867	390,273
Tera Light Ltd.(1)	19,433	155,079
Tiv Taam Holdings 1 Ltd.	37,883	175,763
Victory Supermarket Chain Ltd.	1,418	28,843
Wesure Global Tech Ltd.	77,301	499,362
ZIM Integrated Shipping Services Ltd.	3,138,887	73,732,456
		977,348,227
Italy — 2.3%
Aquafil SpA(1)(2)	111,267	189,624
Arnoldo Mondadori Editore SpA	524,220	1,274,794
Azimut Holding SpA	641,715	26,012,029
Banca IFIS SpA(2)	309,426	7,310,254
Banca Sistema SpA(1)	98,508	203,265
Banco di Desio e della Brianza SpA	58,626	632,712
BFF Bank SpA(1)(2)	1,551,486	5,087,104
Brembo NV	1,482,343	20,149,537
CIR SpA-Compagnie Industriali(1)	769,027	652,280
Credito Emiliano SpA	379,675	6,815,084
d'Amico International Shipping SA	2,295,295	18,784,838
Danieli & C Officine Meccaniche SpA(2)	45,529	3,905,136
Danieli & C Officine Meccaniche SpA, Preference Shares	180,227	10,495,165
Digital Bros SpA(1)(2)	96,473	1,279,808
Enav SpA	769	4,837
ERG SpA	665,443	17,797,154
Esprinet SpA	112,717	914,104
Fiera Milano SpA	96,793	961,806
Fila SpA(2)	31,595	326,198
Fincantieri SpA(1)(2)	1,712,343	23,611,315
Fine Foods & Pharmaceuticals NTM(2)	9,834	104,437
FNM SpA	63,993	39,186
Gas Plus SpA	145,668	1,000,344

Geox SpA(1)(2)	92,709	30,212
Iveco Group NV	4,216,023	68,385,739
MFE-MediaForEurope NV, Class A	3,907,313	13,768,165
MFE-MediaForEurope NV, Class B(2)	1,186,770	5,194,279
NewPrinces SpA(1)(2)	213,478	3,861,194
Orsero SpA	2,664	48,326
OVS SpA	9,200,693	60,045,994
RAI Way SpA	382,529	2,520,024
Safilo Group SpA(1)	3,306,921	6,288,341
Saipem SpA(2)	22,387,294	107,583,302
Salvatore Ferragamo SpA(1)(2)	533,136	5,860,014
Sanlorenzo SpA(2)	5,451	235,995
Sesa SpA	27,095	3,063,013
Sogefi SpA(1)	276,536	709,736
Technogym SpA	42,612	884,481
Tesmec SpA(1)	2,306,504	763,764
TREVI - Finanziaria Industriale SpA(1)(2)	217,672	1,816,922
Webuild SpA(2)	11,551,888	33,174,791
Zignago Vetro SpA(2)	46,528	400,798
		462,186,101
Japan — 32.3%
77 Bank Ltd.	1,708,500	33,863,397
A&D HOLON Holdings Co. Ltd.	1,300	22,849
Abalance Corp.	179,300	596,315
Access Co. Ltd.(1)	3,100	9,670
AD Works Group Co. Ltd.(2)	727,900	1,930,448
ADEKA Corp.	413,800	11,125,953
Adtec Plasma Technology Co. Ltd.(2)	20,200	394,832
AEON Financial Service Co. Ltd.	3,027,500	28,722,547
Aeon Hokkaido Corp.	1,700	8,901
Aeon Kyushu Co. Ltd.	13,700	243,285
AFC-HD AMS Life Science Co. Ltd.	15,500	82,434
Ahresty Corp.	295,200	1,308,706
Aichi Corp.	40,300	353,376
Aichi Steel Corp.	727,700	13,536,300
AIMECHATEC Ltd.(2)	22,200	789,122
Aiphone Co. Ltd.	500	8,499
Air Water, Inc.	1,221,900	19,909,030
Airman Corp.	74,800	788,446
Airport Facilities Co. Ltd.	4,500	25,187
Airtrip Corp.	8,900	46,391
Aisan Industry Co. Ltd.	966,900	11,564,247
Akebono Brake Industry Co. Ltd.(1)(2)	1,586,900	1,234,762
Akita Bank Ltd.	28,300	1,064,918
Alconix Corp.	620,100	9,690,685
Alfresa Holdings Corp.	1,826,100	25,608,065
Alleanza Holdings Co. Ltd.	5,700	52,090
Allied Telesis Holdings KK(2)	901,700	1,598,656
Alpen Co. Ltd.	16,300	207,543
Alps Alpine Co. Ltd.	4,930,000	67,248,079
Amuse, Inc.	7,300	83,225
Amvis Holdings, Inc.(2)	719,500	1,693,826
And ST HD Co. Ltd.	313,600	6,410,364
AOKI Holdings, Inc.	738,100	7,604,080
Aoyama Trading Co. Ltd.	1,064,400	4,638,044

Arata Corp.	510,500	8,288,740
ARCLANDS Corp.	1,204,400	14,412,029
Arcs Co. Ltd.	702,700	14,270,058
ARE Holdings, Inc.	1,677,900	35,564,683
Arisawa Manufacturing Co. Ltd.	45,300	656,536
Artience Co. Ltd.	445,700	11,696,085
Asahi Broadcasting Group Holdings Corp.	14,900	77,484
Asahi Co. Ltd.	88,900	705,018
Asahi Kogyosha Co. Ltd.	29,000	723,557
Asahi Yukizai Corp.	56,700	2,371,410
Asanuma Corp.	1,075,300	5,471,853
Asia Pile Holdings Corp.	564,500	5,662,704
ASKA Pharmaceutical Holdings Co. Ltd.	115,000	2,113,088
Astena Holdings Co. Ltd.	28,800	87,323
Awa Bank Ltd.	255,400	10,753,955
Axial Retailing, Inc.	1,063,600	6,962,301
Bando Chemical Industries Ltd.	393,600	5,534,634
Bank of Nagoya Ltd.	489,800	18,044,582
Bank of Saga Ltd.	217,400	7,113,165
Bank of the Ryukyus Ltd.	726,300	11,433,497
Belc Co. Ltd.	132,400	5,157,620
Belluna Co. Ltd.	78,400	455,482
Bewith, Inc.	3,200	32,774
BIPROGY, Inc.	90,800	2,612,729
Blue Zones Holdings Co. Ltd.	510,600	5,549,769
BML, Inc.	177,200	3,875,743
Bookoff Group Holdings Ltd.	63,700	802,563
Buffalo, Inc.	217,300	3,171,134
Bunka Shutter Co. Ltd.	397,800	4,678,364
Carlit Co. Ltd.(2)	92,200	1,411,878
Cawachi Ltd.	101,000	2,080,521
CCI Group, Inc.	1,214,400	7,917,030
CE Holdings Co. Ltd.	11,200	117,379
Central Glass Co. Ltd.	444,200	11,429,545
Ceres, Inc.	7,500	84,591
Charm Care Corp. KK	60,300	526,142
Chiba Kogyo Bank Ltd.	525,700	7,524,861
Chino Corp.	20,600	224,594
Chori Co. Ltd.	37,000	951,639
Chubu Shiryo Co. Ltd.	49,700	530,509
Chuetsu Pulp & Paper Co. Ltd.	10,800	137,972
Chugai Ro Co. Ltd.	64,900	1,751,196
Chuo Spring Co. Ltd.(2)	61,200	1,569,657
Citizen Watch Co. Ltd.	2,247,800	32,681,475
CKD Corp.	479,100	19,672,262
CMK Corp.	726,100	3,495,465
Computer Engineering & Consulting Ltd.	14,800	189,465
Cosmo Energy Holdings Co. Ltd.	582,300	13,669,793
CREAL, Inc.	7,800	22,169
Create SD Holdings Co. Ltd.	8,400	169,124
Credit Saison Co. Ltd.	545,400	14,022,162
Cresco Ltd.	600	5,751
CTI Engineering Co. Ltd.	91,600	1,548,024
CUC, Inc.(1)	22,000	112,331
Dai Nippon Toryo Co. Ltd.	59,600	481,835

Daicel Corp.	4,807,100	40,196,878
Daido Metal Co. Ltd.	509,400	3,476,061
Daido Steel Co. Ltd.	3,247,800	42,429,070
Daihatsu Infinearth Mfg Co. Ltd.	162,300	3,016,390
Daiichi Jitsugyo Co. Ltd.	73,900	1,444,766
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	34,300	492,605
Daiichikosho Co. Ltd.	785,600	8,047,147
Daiki Aluminium Industry Co. Ltd.	53,500	645,917
Daikoku Denki Co. Ltd.	142,900	1,893,295
Daikokutenbussan Co. Ltd.	5,700	152,183
Daikyonishikawa Corp.	310,800	2,131,082
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	155,700	1,029,531
Daio Paper Corp.	1,520,200	9,048,183
Daishi Hokuetsu Financial Group, Inc.	2,015,800	25,601,387
Daisue Construction Co. Ltd.	35,900	728,541
Daito Pharmaceutical Co. Ltd.	165,100	1,246,291
Daitron Co. Ltd.	232,400	5,202,500
Daiwabo Holdings Co. Ltd.	1,438,400	30,891,135
DCM Holdings Co. Ltd.	43,900	402,714
Dear Life Co. Ltd.	2,500	15,720
DeNA Co. Ltd.(2)	139,700	2,336,406
Denka Co. Ltd.	1,883,400	52,876,173
Densan System Holdings Co. Ltd.(2)	47,100	899,427
DIC Corp.	2,059,500	62,373,123
Digital Grid Corp.(1)	900	5,022
DKS Co. Ltd.	48,600	3,459,892
Doshisha Co. Ltd.	323,100	6,002,576
Dowa Holdings Co. Ltd.	599,800	38,807,657
DyDo Group Holdings, Inc.(2)	53,300	897,816
Eagle Industry Co. Ltd.	340,700	6,049,993
Ebara Jitsugyo Co. Ltd.	400	5,966
Eco's Co. Ltd.(2)	18,600	264,454
EDION Corp.	853,800	12,699,535
Ehime Bank Ltd.	56,800	689,359
EJ Holdings, Inc.	1,000	10,233
Elecom Co. Ltd.	191,200	2,041,393
Electric Power Development Co. Ltd.	1,590,300	40,093,561
Endo Lighting Corp.	123,700	1,976,701
Envipro Holdings, Inc.	79,400	400,101
eRex Co. Ltd.	262,400	1,337,737
Exedy Corp.	548,200	21,472,066
EXEO Group, Inc.	400	7,132
FaithNetwork Co. Ltd.	1,900	8,685
FCC Co. Ltd.	962,800	21,011,581
Feed One Co. Ltd.	116,100	873,854
Ferrotec Corp.(2)	1,107,200	60,271,135
FIDEA Holdings Co. Ltd.	37,710	460,205
Financial Partners Group Co. Ltd.	42,900	421,968
Fintech Global, Inc.	274,600	222,614
First Bank of Toyama Ltd.	813,700	12,785,951
Foster Electric Co. Ltd.	467,500	8,366,634
FP Corp.	212,200	3,183,627
France Bed Holdings Co. Ltd.	48,200	371,548
Fudo Tetra Corp.	41,400	710,999
Fuji Co. Ltd.	527,300	6,614,333

Fuji Pharma Co. Ltd.	186,600	2,739,532
Fuji Seal International, Inc.	603,200	10,005,830
Fujibo Holdings, Inc.	161,400	4,035,323
Fujikura Composites, Inc.(2)	310,900	4,824,377
FuKoKu Co. Ltd.	117,100	1,309,375
Fukuda Denshi Co. Ltd.	8,100	593,750
Fukui Bank Ltd.	80,500	2,322,690
Fukui Computer Holdings, Inc.	6,200	120,653
Fukuyama Transporting Co. Ltd.	215,000	9,267,869
Furukawa Co. Ltd.	513,700	12,827,435
Furuno Electric Co. Ltd.(2)	495,400	18,671,726
Furuya Metal Co. Ltd.	26,400	1,452,081
Fuso Chemical Co. Ltd.	431,400	11,542,040
Futaba Industrial Co. Ltd.	1,270,400	8,097,669
Future Innovation Group, Inc.	7,200	80,515
Fuyo General Lease Co. Ltd.	1,091,600	28,731,041
G-7 Holdings, Inc.	1,400	12,109
Gakken Holdings Co. Ltd.	87,500	527,334
Gamecard Holdings, Inc.	1,900	27,526
Gecoss Corp.	22,100	209,612
Genky DrugStores Co. Ltd.(2)	17,600	372,126
Geo Holdings Corp.	530,900	7,069,539
Global Ltd.	900	7,176
GLOBERIDE, Inc.	45,800	752,654
Glory Ltd.	1,090,000	27,913,926
GMO Financial Holdings, Inc.(2)	60,400	436,773
Godo Steel Ltd.(2)	205,200	3,536,720
Greens Co. Ltd.	42,500	544,150
GS Yuasa Corp.	1,665,200	68,492,460
GSI Creos Corp.	79,100	1,154,805
G-Tekt Corp.	693,700	9,633,197
Gunma Bank Ltd.	1,607,800	22,841,629
Gunze Ltd.	11,100	259,492
H.U. Group Holdings, Inc.	7,900	154,540
H2O Retailing Corp.	2,416,100	37,871,275
Hagihara Industries, Inc.	2,300	23,853
Hakuhodo DY Holdings, Inc.	697,600	4,897,518
Hakuto Co. Ltd.	4,400	125,546
Halows Co. Ltd.	124,900	2,998,994
Hamakyorex Co. Ltd.	878,600	10,447,345
Hanwa Co. Ltd.	1,685,000	20,029,521
Happinet Corp.	218,800	3,810,880
Hazama Ando Corp.	1,914,000	21,621,515
Heiwa Corp.	20,500	249,818
Heiwa Real Estate Co. Ltd.	42,200	616,418
Heiwado Co. Ltd.	739,900	11,588,674
Helios Techno Holding Co. Ltd.	42,800	263,569
Hibino Corp.	23,900	426,510
HI-LEX Corp.	148,000	2,302,008
Hirano Tecseed Co. Ltd.	100	1,259
Hirata Corp.	264,500	4,760,736
Hirogin Holdings, Inc.	1,291,000	16,357,181
HIS Co. Ltd.(2)	124,300	816,698
Hochiki Corp.	331,600	4,109,367
Hodogaya Chemical Co. Ltd.	38,700	585,773

Hokko Chemical Industry Co. Ltd.	79,300	887,035
Hokuhoku Financial Group, Inc.	1,387,200	56,308,648
Hokuriku Electric Industry Co. Ltd.	3,700	57,570
Hokuryo Co. Ltd.	22,800	293,328
Hokuto Corp.	235,600	2,689,429
H-One Co. Ltd.	230,300	2,584,647
Horiba Ltd.	9,600	1,580,256
Hosiden Corp.	415,600	7,089,101
Howa Machinery Ltd.	80,000	895,279
HS Holdings Co. Ltd.	800	5,635
Hyakugo Bank Ltd.	1,112,700	13,342,976
Hyakujushi Bank Ltd.	453,200	7,082,305
Ichiken Co. Ltd.	13,100	208,783
Ichinen Holdings Co. Ltd.	40,300	540,768
IDEA Consultants, Inc.	200	3,958
IDOM, Inc.	76,200	646,060
Iino Kaiun Kaisha Ltd.	2,166,500	21,386,165
i-mobile Co. Ltd.	211,000	637,022
Inaba Denki Sangyo Co. Ltd.	57,000	994,361
Inabata & Co. Ltd.	475,800	11,426,829
I-NE Co. Ltd.	2,700	22,001
Ines Corp.	200	2,629
INFRONEER Holdings, Inc.	3,058,900	46,944,881
Innotech Corp.	74,400	1,960,572
Integral Corp.(2)	59,000	1,277,306
Internet Initiative Japan, Inc.	79,900	1,554,936
Inui Global Logistics Co. Ltd.(2)	111,600	1,132,928
IPS, Inc.(2)	10,700	281,914
Iriso Electronics Co. Ltd.	280,400	5,671,196
Iseki & Co. Ltd.(2)	377,600	4,075,963
Ishihara Sangyo Kaisha Ltd.	744,900	15,571,071
Ito En Ltd.	1,070,000	20,171,792
Ito En Ltd., Preference Shares	272,400	3,027,159
Itochu Enex Co. Ltd.	618,600	7,588,982
IwaiCosmo Holdings, Inc.	390,700	9,493,848
Iwatani Corp.	2,695,500	34,109,973
Izumi Co. Ltd.	2,603,800	14,655,867
J Front Retailing Co. Ltd.	1,268,100	17,295,886
J Trust Co. Ltd.	1,815,600	8,674,953
Jaccs Co. Ltd.	549,200	12,033,506
JAFCO Group Co. Ltd.(2)	154,400	2,185,829
JANOME Corp.	11,500	89,013
Japan Airport Terminal Co. Ltd.	15,500	469,904
Japan Aviation Electronics Industry Ltd.	665,400	10,546,248
Japan Business Systems, Inc.(2)	95,600	1,014,130
Japan Cash Machine Co. Ltd.	113,800	697,843
Japan Electronic Materials Corp.	301,100	14,593,407
Japan Investment Adviser Co. Ltd.(2)	14,900	194,085
Japan Lifeline Co. Ltd.	86,000	716,464
Japan Petroleum Exploration Co. Ltd.	3,968,700	44,602,729
Japan Pulp & Paper Co. Ltd.	1,183,600	8,639,062
Japan Transcity Corp.	206,700	1,486,860
JCR Pharmaceuticals Co. Ltd.	11,600	36,203
JGC Holdings Corp.	217,300	3,707,895
JK Holdings Co. Ltd.	600	4,984

JM Holdings Co. Ltd.	117,100	934,311
J-Oil Mills, Inc.	56,800	704,529
Joshin Corp.	401,100	7,729,111
JSB Co. Ltd.	19,900	836,185
JSP Corp.	148,100	2,400,026
JTEKT Corp.	5,917,300	80,413,729
Juki Corp.	123,800	451,139
Juroku Financial Group, Inc.	1,972,500	26,238,777
JVCKenwood Corp.	4,483,500	31,281,468
Kaga Electronics Co. Ltd.	866,800	24,077,843
Kamei Corp.	434,200	9,823,156
Kanaden Corp.	3,600	59,923
Kanadevia Corp.	4,224,800	36,765,854
Kanamoto Co. Ltd.	1,041,300	32,506,462
Kaneka Corp.	1,107,800	38,359,271
Kanematsu Corp.	2,955,200	40,005,143
Kansai Paint Co. Ltd.(2)	58,300	896,871
Kanto Denka Kogyo Co. Ltd.	1,329,200	30,227,677
Kato Sangyo Co. Ltd.	236,500	8,685,564
Kawada Technologies, Inc.	616,300	4,706,498
Keikyu Corp.	838,600	7,942,868
KEIWA, Inc.	109,800	883,398
Keiyo Bank Ltd.	605,800	9,831,321
Kenko Mayonnaise Co. Ltd.	28,700	348,999
KH Neochem Co. Ltd.	262,500	4,571,176
Kibun Foods, Inc.	4,600	29,909
Kintetsu Group Holdings Co. Ltd.	504,900	11,365,506
Kitoku Shinryo Co. Ltd.	2,600	28,967
Kitz Corp.	1,106,400	15,525,014
Kiyo Bank Ltd.	685,200	18,261,189
Koa Corp.	452,600	7,863,848
Koa Shoji Holdings Co. Ltd.	12,800	63,863
Kobe Steel Ltd.	440,200	5,476,555
Kodensha Co. Ltd.	5,300	381,669
Kohnan Shoji Co. Ltd.	451,500	11,541,519
Kojima Co. Ltd.	4,100	35,714
Komeri Co. Ltd.	535,900	11,652,451
Komori Corp.	389,000	3,607,894
Konica Minolta, Inc.	3,509,800	13,422,014
Konishi Co. Ltd.	8,200	70,705
Konoike Transport Co. Ltd.	732,500	12,501,577
Konoshima Chemical Co. Ltd.	44,500	538,752
Kosaido Holdings Co. Ltd.(2)	524,300	1,951,827
Koshidaka Holdings Co. Ltd.(2)	76,800	460,028
KPP Group Holdings Co. Ltd.	679,900	4,314,513
Kraftia Corp.	56,200	3,277,160
KRS Corp.	21,700	432,827
K's Holdings Corp.	669,100	8,814,590
Kumagai Gumi Co. Ltd.	997,800	8,931,551
Kumiai Chemical Industry Co. Ltd.	826,600	3,972,740
Kurabo Industries Ltd.	76,500	4,936,396
Kuraray Co. Ltd.	3,513,900	36,155,599
Kureha Corp.	314,200	7,700,467
KYB Corp.	937,700	23,808,772
Kyodo Printing Co. Ltd.	10,800	104,766

Kyoei Steel Ltd.	521,300	5,942,605
Kyokuto Securities Co. Ltd.	1,000	9,840
Kyokuyo Co. Ltd.	5,900	164,037
Kyushu Leasing Service Co. Ltd.	5,000	44,724
Kyushu Railway Co.	214,100	4,731,449
Lacto Japan Co. Ltd.	25,100	504,850
LEC, Inc.	15,400	87,669
Life Corp.	1,131,100	17,495,941
LIFULL Co. Ltd.	401,100	488,163
Lintec Corp.	66,300	2,390,698
Lixil Corp.	46,800	495,578
Luckland Co. Ltd.	41,300	339,506
Mabuchi Motor Co. Ltd.	817,900	7,961,764
Macnica Holdings, Inc.	2,191,700	42,794,861
Mamiya-Op Co. Ltd.	2,000	13,687
Mars Group Holdings Corp.	44,000	827,246
Marubun Corp.	302,900	3,270,643
Marudai Food Co. Ltd.	110,000	1,577,627
Marui Group Co. Ltd.	74,100	1,269,945
Maruzen Showa Unyu Co. Ltd.	95,100	4,578,361
Marvelous, Inc.	59,800	172,297
Matsuda Sangyo Co. Ltd.	106,900	4,335,173
Maxell Ltd.	13,200	161,044
Mebuki Financial Group, Inc.	62,300	520,838
Medipal Holdings Corp.	54,400	938,179
Megmilk Snow Brand Co. Ltd.	812,000	17,789,384
Meidensha Corp.	25,400	1,603,578
Meiji Shipping Group Co. Ltd.	77,000	536,637
Meiko Electronics Co. Ltd.	127,700	30,851,380
Meisei Industrial Co. Ltd.	180,300	1,964,427
Menicon Co. Ltd.	256,600	2,612,116
METAWATER Co. Ltd.	423,100	9,441,682
Mie Kotsu Group Holdings, Inc.	1,700	5,541
Mikuni Corp.	22,300	51,076
MIMAKI ENGINEERING Co. Ltd.	206,100	2,366,818
Ministop Co. Ltd.	700	7,922
Miraini Holdings Co. Ltd.	100,470	1,218,774
Mirait One Corp.	716,600	17,660,133
Mitachi Co. Ltd.	200	2,271
Mitani Sangyo Co. Ltd.	82,200	342,475
Mitsuba Corp.	974,100	8,267,453
Mitsubishi Kakoki Kaisha Ltd.	252,800	5,704,047
Mitsubishi Materials Corp.	2,578,700	83,529,228
Mitsubishi Motors Corp.(2)	4,602,800	10,729,328
Mitsubishi Paper Mills Ltd.	226,700	1,564,473
Mitsubishi Research Institute, Inc.	12,200	347,180
Mitsubishi Steel Manufacturing Co. Ltd.	196,100	2,655,255
Mitsui DM Sugar Co. Ltd.	25,300	515,699
Mitsui High-Tec, Inc.	2,028,100	13,014,455
Mitsui Kinzoku Co. Ltd.	840,000	272,317,403
Mitsui Matsushima Holdings Co. Ltd.(2)	1,034,700	9,487,790
Mitsui-Soko Holdings Co. Ltd.	658,300	15,913,855
Mitsuuroko Group Holdings Co. Ltd.	19,300	213,096
MIXI, Inc.	22,300	370,044
Miyaji Engineering Group, Inc.(2)	449,200	4,188,881

Miyazaki Bank Ltd.	1,422,400	16,590,556
Miyoshi Oil & Fat Co. Ltd.	4,300	52,327
Mizuho Leasing Co. Ltd.	2,688,700	21,967,014
Mizuho Medy Co. Ltd.	75,700	822,543
Modec, Inc.	269,300	16,991,433
MORESCO Corp.	1,500	18,564
Morinaga Milk Industry Co. Ltd.	1,293,600	39,453,016
Moriroku Co. Ltd.	6,600	98,497
Morita Holdings Corp.	174,300	2,692,285
Muninova Holdings, Inc.	1,113,300	3,020,854
Musashi Seimitsu Industry Co. Ltd.	1,173,000	69,617,392
Musashino Bank Ltd.	1,778,300	27,065,477
Muto Seiko Co.	2,300	32,935
Nachi-Fujikoshi Corp.	385,400	14,012,543
Nagano Keiki Co. Ltd.	242,400	4,993,538
Nagase & Co. Ltd.	1,854,500	13,088,467
Nagase Brothers, Inc.	28,900	414,050
Nagoya Railroad Co. Ltd.(2)	2,938,200	33,164,626
Nakayama Steel Works Ltd.	473,300	1,930,152
Namura Shipbuilding Co. Ltd.	1,611,400	37,764,018
NANKAI Co. Ltd.	767,900	13,449,375
Nankai Tatsumura Construction Co. Ltd.	40,100	103,094
Nanto Bank Ltd.	1,659,500	17,580,454
NEC Capital Solutions Ltd.	105,900	2,640,177
Netstars Co. Ltd.(1)	13,400	61,344
NHK Spring Co. Ltd.	429,400	9,661,567
Nichicon Corp.	479,600	11,332,314
Nichimo Co. Ltd.	900	12,299
Nichireki Group Co. Ltd.	1,100	13,865
Nichirin Co. Ltd.	6,300	164,741
Nihon Dempa Kogyo Co. Ltd.	920,500	18,463,958
Nihon House Holdings Co. Ltd.	6,000	10,995
Nihon Nohyaku Co. Ltd.	311,200	2,066,363
Nihon Seiko Co. Ltd.	2,500	25,271
Nihon Yamamura Glass Co. Ltd.	82,700	1,326,718
Nikkiso Co. Ltd.	956,200	18,606,491
Nikkon Holdings Co. Ltd.(2)	910,400	33,894,216
Nippn Corp.	281,700	4,705,155
Nippon Beet Sugar Manufacturing Co. Ltd.	8,300	223,020
Nippon Carbide Industries Co., Inc.	73,800	1,486,029
Nippon Chemical Industrial Co. Ltd.	73,700	2,249,997
Nippon Chemi-Con Corp.(2)	344,400	10,971,267
Nippon Coke & Engineering Co. Ltd.(1)(2)	1,308,900	804,854
Nippon Concrete Industries Co. Ltd.	4,500	9,232
Nippon Denko Co. Ltd.	1,694,400	5,820,877
Nippon Densetsu Kogyo Co. Ltd.	47,000	1,330,567
Nippon Dry-Chemical Co. Ltd.	55,600	1,305,096
Nippon Electric Glass Co. Ltd.	13,800	565,563
Nippon Gear Co. Ltd.	37,200	388,488
Nippon Kayaku Co. Ltd.	48,500	648,487
Nippon Kodoshi Corp.	41,500	1,882,404
Nippon Light Metal Holdings Co. Ltd.	1,545,510	30,749,112
Nippon Paper Industries Co. Ltd.	2,728,700	21,579,823
Nippon Rietec Co. Ltd.	36,800	651,601
Nippon Seiki Co. Ltd.	735,600	12,283,085

Nippon Seisen Co. Ltd.	1,800	16,159
Nippon Sharyo Ltd.	113,900	2,359,911
Nippon Shinyaku Co. Ltd.	489,200	12,890,582
Nippon Shokubai Co. Ltd.	1,900,500	24,595,135
Nippon Signal Co. Ltd.	271,500	2,705,295
Nippon Soda Co. Ltd.	45,200	1,033,071
Nippon Thompson Co. Ltd.	609,400	8,721,602
Nippon Yakin Kogyo Co. Ltd.(2)	337,700	9,784,537
Nipro Corp.	3,926,800	42,405,665
Nishikawa Rubber Co. Ltd.	14,600	284,053
Nishimatsu Construction Co. Ltd.	69,200	2,354,408
Nishi-Nippon Financial Holdings, Inc.	1,157,300	28,711,714
Nishi-Nippon Railroad Co. Ltd.	634,400	11,210,238
Nishio Holdings Co. Ltd.	556,400	13,407,660
Nissan Shatai Co. Ltd.	531,200	3,644,643
Nissan Tokyo Sales Holdings Co. Ltd.	66,200	232,496
Nissei ASB Machine Co. Ltd.	43,900	2,576,981
Nissha Co. Ltd.	56,100	575,221
Nisshin Oillio Group Ltd.	628,900	6,914,134
Nisshinbo Holdings, Inc.	1,185,600	17,923,781
Nisso Holdings Co. Ltd.	26,400	95,835
Nissui Corp.	5,257,200	43,691,567
NITTAN Corp.(2)	269,700	840,689
Nittetsu Mining Co. Ltd.(2)	1,280,900	19,295,161
Nitto Kogyo Corp.	235,900	6,994,169
Nittoc Construction Co. Ltd.	110,900	772,738
Nittoku Co. Ltd.	35,900	667,077
Nojima Corp.	4,036,200	36,365,723
NOK Corp.	1,373,900	24,866,332
Nomura Co. Ltd.	74,400	507,711
Nomura Micro Science Co. Ltd.(2)	386,400	11,116,563
Noritsu Koki Co. Ltd.	244,000	3,254,178
North Pacific Bank Ltd.	4,043,800	24,763,990
NPC, Inc.	500	2,613
NPR-RIKEN Corp.	295,200	7,172,255
NS United Kaiun Kaisha Ltd.	331,000	16,241,964
NSK Ltd.	3,188,900	24,998,054
NTN Corp.	13,857,700	39,382,708
Oat Agrio Co. Ltd.	16,300	272,501
Obara Group, Inc.	100	3,967
Odakyu Electric Railway Co. Ltd.	572,000	5,804,886
Ogaki Kyoritsu Bank Ltd.	393,100	17,828,787
Okasan Securities Group, Inc.	40,800	241,141
Oki Electric Industry Co. Ltd.	2,807,400	62,608,428
Okinawa Cellular Telephone Co.	228,300	5,087,582
Okinawa Financial Group, Inc.	187,400	7,266,809
Okura Industrial Co. Ltd.	52,100	1,601,454
Okuwa Co. Ltd.	67,600	334,400
Optex Group Co. Ltd.	112,200	2,998,119
Orient Corp.	1,700,240	9,502,618
Oriental Shiraishi Corp.	334,500	682,639
Osaka Organic Chemical Industry Ltd.	11,200	403,243
Osaka Steel Co. Ltd.(1)(2)	232,200	3,781,210
Osaki Electric Co. Ltd.	430,000	4,462,310
OSG Corp.	850,000	18,274,384

Oval Corp.	17,600	86,326
Pegasus Co. Ltd.	24,500	88,102
Penta-Ocean Construction Co. Ltd.	6,690,900	74,595,799
PILLAR Corp.(2)	33,400	1,972,677
Press Kogyo Co. Ltd.	2,848,500	14,969,610
Prestige International, Inc.	1,100	4,330
Prima Meat Packers Ltd.	280,700	4,248,152
PS Construction Co. Ltd.	305,900	4,196,983
Raito Kogyo Co. Ltd.	21,100	536,966
Raiznext Corp.	14,300	200,116
Rasa Corp.	24,300	267,504
Rasa Industries Ltd.(2)	394,900	4,865,307
Rengo Co. Ltd.	5,764,300	52,793,024
RENOVA, Inc.(1)	1,374,000	10,373,924
Resorttrust, Inc.	1,598,700	17,038,899
Restar Corp.	471,300	12,020,071
Retail Partners Co. Ltd.	100,900	792,382
Rheon Automatic Machinery Co. Ltd.	74,700	681,510
Ricoh Leasing Co. Ltd.	393,200	14,914,754
Riken Technos Corp.	321,200	3,177,014
Riken Vitamin Co. Ltd.	1,700	29,943
Rion Co. Ltd.	16,000	354,509
robot home, Inc.	203,000	208,933
Round One Corp.	1,498,200	8,493,550
Ryobi Ltd.	644,900	11,107,501
RYODEN Corp.	900	21,422
Ryoyu Systems Co. Ltd.	9,200	170,958
Sakai Chemical Industry Co. Ltd.	304,200	9,424,404
Sakata INX Corp.	479,500	7,060,371
Sala Corp.	345,000	2,095,631
San ju San Financial Group, Inc.	1,026,400	10,296,851
San-Ai Obbli Co. Ltd.	571,700	7,621,620
Sangetsu Corp.	268,000	4,874,825
San-In Godo Bank Ltd.	805,900	10,459,697
Sanki Engineering Co. Ltd.	1,316,500	19,098,029
Sanko Gosei Ltd.	222,800	1,114,866
Sanko Metal Industrial Co. Ltd.	11,200	85,759
Sankyo Co. Ltd.	49,300	499,376
Sankyo Tateyama, Inc.	900	3,580
Sankyu, Inc.	313,300	17,653,642
Sanoh Industrial Co. Ltd.	369,400	2,083,706
Sansei Technologies, Inc.	51,000	875,877
Sanshin Electronics Co. Ltd.	221,100	3,902,674
Sanwayuka Industry Corp.	100	1,680
Sanyo Chemical Industries Ltd.	122,500	4,025,017
Sanyo Denki Co. Ltd.	40,000	1,703,514
Sanyo Electric Railway Co. Ltd.(2)	18,300	218,287
Sanyo Shokai Ltd.(2)	22,500	525,622
Sato Corp.	642,300	8,869,543
SAXA, Inc.	6,200	76,451
SBI Leasing Services Co. Ltd.	20,300	293,314
SBS Holdings, Inc.	181,600	5,573,115
Scroll Corp.	596,700	6,182,037
SEC Carbon Ltd.	1,000	16,023
Seed Co. Ltd.	5,000	15,691

Seibu Giken Co. Ltd.	13,400	189,223
Seika Corp.	251,400	5,088,187
Seikitokyu Kogyo Co. Ltd.	18,800	168,806
Seiko Electric Co. Ltd.	31,600	447,839
Seiko Group Corp.	1,080,200	47,861,994
Seiren Co. Ltd.	124,100	2,567,720
Senko Group Holdings Co. Ltd.	2,398,400	28,702,255
Senshu Electric Co. Ltd.	10,200	409,746
Senshu Ikeda Holdings, Inc.	4,255,900	25,811,009
SERENDIP HOLDINGS Co. Ltd.(1)	90,500	1,333,024
Seven Bank Ltd.	7,589,900	12,883,337
Shibaura Machine Co. Ltd.	246,300	6,112,154
Shikoku Bank Ltd.	277,600	4,798,138
Shikoku Kasei Holdings Corp.	165,600	6,486,392
Shin Nippon Air Technologies Co. Ltd.	27,600	592,469
Shinagawa Refra Co. Ltd.	283,400	3,413,127
Shindengen Electric Manufacturing Co. Ltd.	76,500	1,718,698
Shinko Shoji Co. Ltd.	152,700	1,510,494
Shinmaywa Industries Ltd.	1,168,600	16,153,543
Shinnihon Corp.	250,100	3,550,067
Shinsho Corp.	38,000	584,342
Shinwa Co. Ltd.	11,100	204,246
Ship Healthcare Holdings, Inc.	1,379,300	18,068,436
Shizuki Electric Co., Inc.(2)	69,500	573,447
Showa Sangyo Co. Ltd.	233,100	4,654,187
Siix Corp.	1,085,300	9,522,465
Sintokogio Ltd.	148,500	1,193,306
SK-Electronics Co. Ltd.	151,900	3,033,106
SKY Perfect JSAT Corp.	1,323,100	37,073,087
Sodick Co. Ltd.	746,200	8,952,198
Soken Chemical & Engineering Co. Ltd.	158,300	3,418,374
Sotetsu Holdings, Inc.	113,800	1,742,361
Sparx Group Co. Ltd.	30,100	401,712
S-Pool, Inc.	425,200	633,709
SRA Holdings	13,900	395,021
Stanley Electric Co. Ltd.	1,220,300	27,207,231
Starts Corp., Inc.	390,500	11,122,790
Studio Alice Co. Ltd.(2)	11,800	132,018
SUMCO Corp.	132,000	3,311,061
Sumida Corp.	1,176,600	10,875,523
Sumitomo Heavy Industries Ltd.	1,350,900	44,172,728
Sumitomo Osaka Cement Co. Ltd.	814,000	27,783,629
Sumitomo Rubber Industries Ltd.	3,307,000	43,171,968
Sumitomo Seika Chemicals Co. Ltd.	664,300	5,548,275
Sumitomo Warehouse Co. Ltd.	102,200	2,507,480
Suncall Corp.(2)	707,000	7,550,769
Sun-Wa Technos Corp.(2)	38,100	920,941
SUNWELS Co. Ltd.(1)	23,300	26,170
Suzuken Co. Ltd.	583,300	19,400,467
Suzuki Co. Ltd.	220,700	4,749,288
Syuppin Co. Ltd.	600	4,005
T RAD Co. Ltd.	11,600	1,082,336
Tachikawa Corp.	11,700	180,329
Tachi-S Co. Ltd.	586,600	8,364,161
Taiheiyo Cement Corp.	1,943,900	55,108,477

Taiho Kogyo Co. Ltd.	82,200	601,869
Taikisha Ltd.	409,300	11,463,615
Taisei Oncho Co. Ltd.	10,100	327,535
Taiyo Yuden Co. Ltd.	215,700	20,014,101
Takamiya Co. Ltd.	1,600	3,918
Takaoka Toko Co. Ltd.	52,800	2,663,203
Takara Holdings, Inc.	457,000	6,382,805
Takara Standard Co. Ltd.	956,700	17,828,290
Takasago International Corp.	502,000	3,536,738
Takashimaya Co. Ltd.	5,894,800	73,720,525
Take & Give Needs Co. Ltd.	14,700	63,067
Takeuchi Manufacturing Co. Ltd.	90,200	3,855,169
Tamagawa Holdings Co. Ltd.(1)(2)	21,200	277,906
Tamura Corp.	1,047,700	7,095,468
Tanseisha Co. Ltd.	180,400	1,577,566
Taoka Chemical Co. Ltd.	7,800	36,715
Tayca Corp.	38,800	581,679
Tazmo Co. Ltd.	230,300	5,336,196
Techno Horizon Co. Ltd.	106,500	719,297
Techno Ryowa Ltd.	153,000	6,067,443
Technoflex Corp.	37,900	1,623,912
Teijin Ltd.	5,089,200	52,674,881
Tekken Corp.	7,800	224,393
Tekscend Photomask Corp.	327,800	9,455,446
Tera Probe, Inc.	70,100	4,981,374
Terasaki Electric Co. Ltd.(2)	3,500	73,523
Tess Holdings Co. Ltd.(2)	784,200	5,213,372
THK Co. Ltd.	87,300	4,182,000
TKP Corp.(1)(2)	56,100	567,235
Toa Corp.	2,100	20,460
Toa Corp.	1,244,500	18,252,324
Toagosei Co. Ltd.	85,900	947,804
TOBISHIMA HOLDINGS, Inc.	134,300	1,660,911
Tobu Railway Co. Ltd.	2,242,100	39,161,304
Toda Corp.	1,944,900	18,955,846
Toenec Corp.	784,500	11,171,904
Toho Bank Ltd.	474,100	2,242,193
Toho Co. Ltd.	320,000	2,659,056
Toho Holdings Co. Ltd.	305,600	8,077,278
Toho Titanium Co. Ltd.(1)	306,500	5,292,857
Tokai Carbon Co. Ltd.	5,361,800	59,808,692
Tokai Corp.	57,100	849,270
TOKAI Holdings Corp.	2,255,300	15,640,693
Tokai Rika Co. Ltd.	1,517,900	27,905,974
Tokushu Tokai Paper Co. Ltd.	20,300	228,682
Tokuyama Corp.	1,614,600	51,666,626
Tokyo Electron Device Ltd.	226,200	5,725,392
Tokyo Energy & Systems, Inc.(2)	66,400	1,020,835
Tokyo Kiraboshi Financial Group, Inc.	723,100	52,257,776
Tokyo Rope Manufacturing Co. Ltd.	57,000	653,244
Tokyo Steel Manufacturing Co. Ltd.	245,900	2,709,106
Tokyo Tekko Co. Ltd.(2)	638,600	7,448,468
Tokyotokeiba Co. Ltd.	139,900	4,143,335
Tokyu Construction Co. Ltd.	2,147,200	15,958,490
Toli Corp.	282,000	1,092,801

Tomen Devices Corp.(2)	13,000	1,140,381
Tomoku Co. Ltd.	107,700	2,686,036
TOMONY Holdings, Inc.	3,594,800	19,795,256
Topre Corp.	1,063,300	18,443,682
Topy Industries Ltd.	235,000	4,158,433
Torex Semiconductor Ltd.	7,300	128,952
Tosho Co. Ltd.	16,100	75,156
Totech Corp.	59,200	1,388,325
Towa Bank Ltd.(2)	399,300	3,211,084
Towa Pharmaceutical Co. Ltd.	313,400	7,764,413
Toyo Gosei Co. Ltd.	1,200	125,653
Toyo Kanetsu KK	123,900	1,756,814
Toyo Seikan Group Holdings Ltd.	909,800	22,233,993
Toyo Tanso Co. Ltd.(2)	49,200	2,333,448
Toyo Tire Corp.	1,804,700	42,915,907
Toyobo Co. Ltd.	1,879,500	21,314,277
Toyoda Gosei Co. Ltd.	2,359,900	71,492,039
Toyota Boshoku Corp.	2,113,800	30,350,945
TPR Co. Ltd.	1,151,500	10,107,418
Traders Holdings Co. Ltd.	171,400	1,283,320
Transaction Media Networks, Inc.(1)	1,200	2,711
Transcosmos, Inc.	98,900	2,416,156
TRE Holdings Corp.(2)	1,131,140	11,721,818
Trusco Nakayama Corp.	344,300	4,795,493
TS Tech Co. Ltd.	56,900	645,763
Tsubaki Nakashima Co. Ltd.(1)	35,300	94,919
Tsubakimoto Chain Co.	710,700	12,027,722
Tsubakimoto Kogyo Co. Ltd.	38,400	648,841
Tsuburaya Fields Holdings, Inc.	45,000	390,885
Tsugami Corp.	851,800	33,722,685
Tsukada Global Holdings, Inc.	40,700	150,246
Tsukuba Bank Ltd.(2)	1,518,800	5,830,690
Tsuzuki Denki Co. Ltd.	8,100	208,278
Tv Tokyo Holdings Corp.	11,700	276,837
UACJ Corp.	3,236,700	67,496,369
UBE Corp.	88,700	1,641,794
Uchida Yoko Co. Ltd.	792,500	10,079,719
Umios Corp.	3,347,200	26,578,860
Unipres Corp.	1,198,800	9,751,968
United Super Markets Holdings, Inc.	499,800	2,563,115
UNITED, Inc.	3,900	12,162
Unitika Ltd.(1)	2,130,300	18,859,524
Ushio, Inc.	391,400	10,203,493
Valor Holdings Co. Ltd.	1,174,500	25,285,603
Vital KSK Holdings, Inc.	152,500	1,571,341
VT Holdings Co. Ltd.	1,179,400	3,279,310
Wacom Co. Ltd.	147,000	782,382
Wakita & Co. Ltd.	157,100	1,665,658
Warabeya Nichiyo Holdings Co. Ltd.	199,700	3,334,454
Washington Hotel Corp.	17,600	201,460
Wellnet Corp.	900	3,499
West Holdings Corp.(2)	3,700	62,592
World Holdings Co. Ltd.(2)	77,500	1,176,616
Yahagi Construction Co. Ltd.	418,400	4,920,958
YAMABIKO Corp.	517,300	12,681,206

Yamae Group Holdings Co. Ltd.	400,700	7,412,658
Yamagata Bank Ltd.	900	17,489
Yamaichi Electronics Co. Ltd.	403,000	22,022,033
Yamatane Corp.(2)	17,700	219,460
Yamaura Corp.(2)	8,500	73,807
Yashima Denki Co. Ltd.	200,500	3,573,878
Yasuda Logistics Corp.	35,900	506,859
YE DIGITAL Corp.	3,400	21,034
Yellow Hat Ltd.	226,500	2,352,429
Yokogawa Bridge Holdings Corp.	537,300	9,482,987
Yokorei Co. Ltd.	745,700	12,153,132
Yokowo Co. Ltd.	217,900	7,126,153
Yondenko Corp.	67,900	832,553
Yorozu Corp.	600	3,326
Yuasa Co. Ltd.	346,800	12,339,552
Yurtec Corp.	556,900	8,395,239
Yushiro, Inc.	10,200	212,299
Zacros Corp.	561,000	4,458,413
Zenhoren Co. Ltd.	7,100	44,664
Zenrin Co. Ltd.	282,700	1,590,913
Zeon Corp.	2,037,100	27,963,949
Zero Co. Ltd.	6,300	147,703
		6,450,294,849
Netherlands — 1.3%
Aalberts NV	42,988	1,961,242
Alfen NV(1)(2)	187,436	3,646,781
AMG Critical Materials NV	249,416	12,239,394
ASR Nederland NV	124,282	9,303,546
Basic-Fit NV(1)(2)	651,301	23,406,238
Brunel International NV	111,564	931,345
CM.com NV(1)	672	5,644
Constellium SE(1)	1,886,832	64,642,864
Corbion NV	354,739	8,322,352
Ferrari Group PLC	648	6,265
Flow Traders Ltd.(1)	279	8,080
ForFarmers NV	258,544	1,938,055
Fugro NV(2)	1,342,024	17,687,153
InPost SA(1)	175,474	3,145,557
Kendrion NV	61,809	1,539,887
Koninklijke BAM Groep NV	1,756,116	22,746,075
Koninklijke Heijmans NV, CVA	431,629	53,352,484
Koninklijke Vopak NV	326,187	17,414,893
Nedap NV	17,659	1,960,507
SBM Offshore NV	462,022	17,609,649
SIF Holding NV(1)	4,523	34,843
Sligro Food Group NV	229,780	3,463,863
TKH Group NV, CVA	47,635	2,555,663
		267,922,380
New Zealand — 0.1%
Air New Zealand Ltd.	59,445,165	15,614,071
Eroad Ltd.(1)(2)	4,014,723	2,527,952
Fletcher Building Ltd.(1)(2)	3,169,549	5,937,344
KMD Brands Ltd.(1)(2)	431,191	21,470
Oceania Healthcare Ltd.(1)	3,282,020	1,526,662
SKYCITY Entertainment Group Ltd.(1)(2)	14,343,974	4,283,031

Warehouse Group Ltd.(1)	8,816	3,268
		29,913,798
Norway — 2.0%
2020 Bulkers Ltd.	153,224	69,917
ABG Sundal Collier Holding ASA	15,794	12,122
Aker Solutions ASA	1,124,271	5,182,982
Bluenord ASA(1)	64,628	3,657,004
BW LPG Ltd.	2,220,395	43,701,049
BW Offshore Ltd.	2,383,442	11,858,692
Cadeler AS(1)	936,122	6,033,038
DNO ASA	12,013,672	23,339,393
DOF Group ASA	829,575	10,717,798
Elopak ASA	63,729	231,243
Grieg Seafood ASA	1,179,245	4,044,266
Hoegh Autoliners ASA	2,938,205	43,483,755
Kid ASA	147,768	2,045,204
Klaveness Combination Carriers ASA	28,746	277,571
Kongsberg Automotive ASA(1)	2,094,621	481,599
MPC Container Ships ASA	11,292,861	29,585,998
Nordic Mining ASA(1)	9,851	11,451
Norske Skog ASA(1)	1,353,225	6,479,144
Norwegian Air Shuttle ASA	17,622,571	31,541,024
Odfjell Drilling Ltd.	1,463,752	13,911,605
Odfjell SE, Class A	233,859	2,672,727
Odfjell Technology Ltd.	1,583	10,412
Panoro Energy ASA(1)	987,166	3,355,286
Petronor E&P ASA(1)	138,845	185,507
Scatec ASA(1)	1,641,676	18,315,256
Sea1 offshore, Inc.	278,310	799,835
Solstad Offshore ASA	158,475	1,060,972
SpareBank 1 Nord Norge	2,316,870	37,560,826
SpareBank 1 SMN	324,709	6,744,656
Sparebanken Norge	50,781	1,046,229
Stolt-Nielsen Ltd.	483,679	15,364,841
TGS ASA	3,850,450	62,894,023
Wallenius Wilhelmsen ASA	868,949	11,181,347
Zaptec ASA(1)	458,444	2,593,728
		400,450,500
Portugal — 0.2%
Corticeira Amorim SGPS SA	2,832	21,590
CTT-Correios de Portugal SA	2,589,327	18,312,399
Mota-Engil SGPS SA(2)	720,526	3,984,357
Navigator Co. SA	300,156	1,188,841
NOS SGPS SA	1,564,184	9,608,606
Semapa-Sociedade de Investimento e Gestao	153,439	4,248,292
Teixeira Duarte SA(1)(2)	4,663,660	2,336,989
		39,701,074
Singapore — 1.8%
AEM Holdings Ltd.(2)	1,277,200	10,413,809
Aztech Global Ltd.(2)	977,600	727,229
Banyan Tree Holdings Ltd.	39,500	18,095
Boustead Singapore Ltd.	503,000	864,542
BRC Asia Ltd.	3,800	13,644
Bumitama Agri Ltd.(2)	8,692,200	10,539,394
Capitaland India Trust	3,823,200	3,024,952

Centurion Accommodation REIT(1)	9,050	7,788
Centurion Corp. Ltd.(2)	54,000	63,083
China Aviation Oil Singapore Corp. Ltd.	7,655,600	11,559,563
China Sunsine Chemical Holdings Ltd.	3,099,900	1,626,772
CNMC Goldmine Holdings Ltd.(2)	2,213,400	2,131,982
CSE Global Ltd.	2,360,050	3,133,462
Delfi Ltd.	3,369,500	2,579,507
First Resources Ltd.	15,716,800	32,566,441
Frencken Group Ltd.(2)	1,914,800	4,930,078
Geo Energy Resources Ltd.(2)	42,389,200	15,587,667
Global Resource Construction Ltd.	17,631,100	1,864,994
Golden Agri-Resources Ltd.	146,971,900	31,658,985
Hafnia Ltd.	7,175,535	55,392,704
Hong Fok Corp. Ltd.	100	78
Hong Leong Asia Ltd.	3,290,100	8,777,435
Hour Glass Ltd.	112,800	227,391
Hutchison Port Holdings Trust, U Shares	102,657,100	21,048,504
Indofood Agri Resources Ltd.	178,900	52,540
ISDN Holdings Ltd.	2,026,464	1,166,198
Keppel Infrastructure Trust	22,944,600	9,522,948
Koh Brothers Group Ltd.	115,300	38,030
LHN Ltd.(2)	5,361,589	2,600,878
Marco Polo Marine Ltd.(2)	60,456,600	8,243,462
Nanofilm Technologies International Ltd.	2,240,200	2,421,905
Olam Group Ltd.(2)	17,320,800	16,980,518
Pan-United Corp. Ltd.	133,900	157,242
QAF Ltd.	39,800	30,874
Raffles Medical Group Ltd.	1,034,000	781,830
Rex International Holding Ltd.(1)(2)	67,237,400	4,215,212
RH PetroGas Ltd.	11,027,600	1,510,235
Riverstone Holdings Ltd.	19,900	14,497
Samudera Shipping Line Ltd.	14,365,300	11,192,766
SBS Transit Ltd.	85,500	237,887
Tuan Sing Holdings Ltd.	53,716	13,453
Wee Hur Holdings Ltd.(2)	21,758,800	11,437,687
Wing Tai Holdings Ltd.	87,200	107,277
Yangzijiang Financial Holding Ltd.(1)(2)	91,181,000	17,133,026
Yangzijiang Maritime Development Ltd.(2)	84,843,800	41,179,208
Yanlord Land Group Ltd.(2)	20,898,600	11,467,580
		359,263,352
South Africa — 0.0%
Anglogold Ashanti PLC (New York)	4,699	455,051
Spain — 1.4%
Acerinox SA	2,839,277	52,442,922
Aedas Homes SA	1,474	40,444
Amper SA(1)(2)	97,950	23,414
Atresmedia Corp. de Medios de Comunicacion SA(2)	486,238	2,924,744
Audax Renovables SA(2)	10,379	16,871
Bankinter SA	1,769,148	29,722,844
Construcciones y Auxiliar de Ferrocarriles SA	192,499	14,020,332
Deoleo SA(1)(2)	136,660	43,701
Elecnor SA	142,894	6,833,376
Ence Energia y Celulosa SA(1)(2)	204,394	578,853
Gestamp Automocion SA	3,979,706	15,123,680
Grenergy Renovables SA(1)	79,094	11,352,998

Grupo Empresarial San Jose SA	77,897	718,045
Melia Hotels International SA	1,850,798	24,178,383
Miquel y Costas & Miquel SA	215	3,475
Obrascon Huarte Lain SA(1)	10,689,678	6,165,929
Prosegur Cia de Seguridad SA	11,340	34,905
Sacyr SA	8,676,013	47,010,133
Solaria Energia y Medio Ambiente SA(1)	1,206,809	33,051,555
Tecnicas Reunidas SA(1)	309,804	11,370,932
Tubos Reunidos SA(1)	29,396	4,931
Unicaja Banco SA	8,528,619	28,497,681
Vidrala SA	47,175	4,222,813
Viscofan SA	236	16,335
		288,399,296
Sweden — 4.2%
AcadeMedia AB	452,932	5,031,089
Alleima AB(2)	3,145,529	29,082,755
Alligo AB, Class B	13,569	214,562
Altra Fastigheter AB	3,005,121	23,507,564
Apotea AB	363,000	2,887,488
AQ Group AB	841,654	21,745,148
Arjo AB, B Shares	545,014	1,451,797
Avanza Bank Holding AB(2)	29,233	1,093,580
Avarda Bank AB	216,284	3,940,805
Bahnhof AB, B Shares	55,200	308,107
Beijer Alma AB	63,786	2,104,931
Berner Industrier AB	406	3,604
BICO Group AB(1)	232,480	468,163
Bilia AB, A Shares	1,980,999	30,317,215
Billerud Aktiebolag	4,171,972	27,650,015
BioArctic AB	102,741	3,914,554
BioGaia AB, B Shares	126,444	1,780,864
Bonava AB, B Shares(1)(2)	1,199,868	1,207,424
Boozt AB(1)(2)	1,343,475	18,478,322
Bufab AB	840,895	10,672,987
Bulten AB(1)	2,600	13,993
Bure Equity AB	177,771	5,284,127
Byggmax Group AB	814,180	4,383,536
Cantargia AB(1)(2)	6,562,227	1,547,529
Cibus Real Estate AB publ	196,992	3,263,790
Cint Group AB(1)(2)	1,879,985	1,187,747
Clas Ohlson AB, B Shares	1,517,156	69,199,002
Cloetta AB, B Shares	1,839,172	9,890,336
Coffee Stain Group AB, Class B(1)(2)	1,208,677	2,529,019
Corem Property Group AB, B Shares	21,665,714	6,494,819
CTT Systems AB	713	10,862
Dios Fastigheter AB	2,753,453	20,322,163
Dynavox Group AB(2)	2,200,914	19,335,088
Electrolux AB, B Shares(1)(2)	230,636	726,228
Electrolux Professional AB, B Shares	64,926	340,073
Elekta AB, B Shares	178,572	1,036,906
Embracer Group AB(1)(2)	2,812,850	21,375,886
G5 Entertainment AB	33,668	248,104
GomSpace Group AB(1)(2)	225,581	507,072
Granges AB	1,594,240	32,872,203
Gruvaktiebolaget Viscaria(1)	2,409,459	4,255,522

Hacksaw AB	1,179,952	10,779,691
Hanza AB	542,441	10,372,929
Haypp Group AB(1)(2)	58,182	969,954
Hemnet Group AB	400,852	4,263,198
Hexatronic Group AB(1)(2)	4,189,109	19,918,605
Hoist Finance AB	363,891	6,832,840
Husqvarna AB, B Shares	2,075,262	9,740,280
Intellego Technologies AB(1)(2)	338,292	852,774
INVISIO AB(2)	7,537	227,675
JM AB	1,749,093	22,711,555
Kopparbergs Bryggeri AB, B Shares	11,841	150,675
Lime Technologies AB	70,575	1,683,031
Logistea AB, Class B	38,272	61,061
Loomis AB	1,162,093	57,330,397
Maha Capital AB(1)	133,675	125,184
Medcap AB(1)	73,560	4,066,118
MEKO AB	445,842	3,813,701
MIPS AB(2)	19,212	502,870
Morrow Bank AB(1)	16,501	24,765
NCC AB, B Shares	2,682,551	56,777,676
Nelly Group AB(1)(2)	371,910	1,429,076
Neobo Fastigheter AB(1)(2)	364,621	689,209
Net Insight AB, B Shares(1)(2)	22,544	10,013
New Wave Group AB, B Shares	574,110	6,177,396
Nobia AB(1)(2)	829,772	1,427,681
Nolato AB, B Shares	307,355	1,660,338
Norion Bank AB(1)(2)	374,556	2,350,537
Note AB(1)	395,154	8,059,816
NP3 Fastigheter AB	315,904	10,018,352
Ovzon AB(1)	1,362,737	9,862,824
Pandox AB	670,836	12,786,162
Paradox Interactive AB	986,481	13,512,533
Peab AB, Class B	4,769,552	46,876,131
Platzer Fastigheter Holding AB, B Shares	1,130,482	9,043,135
Plejd AB(1)	34,009	3,978,049
Ratos AB, B Shares	298,363	1,121,429
RaySearch Laboratories AB	571,695	13,556,807
Rottneros AB(1)(2)	12,445	3,054
Rusta AB	1,280,592	12,768,700
Rvrc Holding AB	1,898,853	12,051,020
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)(2)	14,624	11,532
Saniona AB(1)	4,615,178	7,588,148
Scandi Standard AB	861,277	12,860,187
Scandic Hotels Group AB	365,488	3,585,719
SkiStar AB	1,257,733	20,434,886
Sotkamo Silver AB(1)(2)	2,099,925	1,204,995
Storytel AB	143,245	1,569,696
Studsvik AB(1)	438	11,047
Tobii AB(1)(2)	2,188	731
Troax Group AB(2)	237,892	2,911,343
Truecaller AB, B Shares	3,485,153	5,002,983
VBG Group AB, B Shares	1,335	47,261
Viaplay Group AB, B Shares(1)(2)	2,544,462	479,963
Wihlborgs Fastigheter AB	216,859	1,998,922
Zinzino AB, Class B(1)	376,892	6,376,833
		833,356,466

Switzerland — 3.6%
ALSO Holding AG	3,967	940,904
APG SGA SA	1,117	260,709
Arbonia AG(1)(2)	2,166	11,371
Ascom Holding AG	430,419	3,329,180
Autoneum Holding AG	126,188	19,179,299
Basilea Pharmaceutica Ag Allschwil(1)	258,055	17,191,103
Basler Kantonalbank	2,091	250,735
Bell Food Group AG	12,597	2,834,182
Bucher Industries AG	144,924	58,646,794
Burckhardt Compression Holding AG	44,808	29,603,647
Burkhalter Holding AG	12,215	2,547,020
Bystronic AG	74	19,375
Cembra Money Bank AG	119,406	14,525,931
Cicor Technologies Ltd.(1)(2)	28,043	5,661,392
Cie Financiere Tradition SA, Class BR	1,230	410,450
Clariant AG(1)	2,300,918	23,580,879
Cosmo NV	95,760	9,548,746
Daetwyler Holding AG, Bearer Shares	106,920	21,661,796
DKSH Holding AG	351,126	27,816,858
dormakaba Holding AG	333,139	22,164,921
EFG International AG(1)	1,643,748	34,243,016
Emmi AG	37,564	41,460,267
Forbo Holding AG(2)	9,690	9,288,337
Georg Fischer AG	345,676	19,123,696
Gurit Holding AG, Bearer Shares(1)(2)	21,809	1,074,058
Implenia AG	336,435	26,154,934
Komax Holding AG(1)(2)	126	9,105
LEM Holding SA(1)	641	394,223
Leonteq AG(1)(2)	106,517	1,980,268
Medmix AG	809	9,369
Metall Zug AG, B Shares(1)(2)	13	11,673
Mobilezone Holding AG	380,921	7,278,027
Mobimo Holding AG	335	152,274
Newron Pharmaceuticals SpA(1)(2)	51,312	893,651
OC Oerlikon Corp. AG Pfaeffikon(2)	927,614	4,517,688
PolyPeptide Group AG(1)	378,291	18,311,390
R&S Group Holding AG(1)(2)	65,892	2,219,298
Schweiter Technologies AG(2)	5,990	2,264,591
SFS Group AG(1)	272,298	44,340,035
Siegfried Holding AG(1)	571,499	59,859,553
SKAN Group AG	165	10,438
Stadler Rail AG	445,702	12,992,164
Swiss Steel Holding AG(1)(2)	9,470	15,166
Swissquote Group Holding SA	1,358,750	68,554,947
Valiant Holding AG	307,537	62,611,105
Vaudoise Assurances Holding SA	2,316	2,431,473
Vetropack Holding AG	150,088	3,802,271
Vontobel Holding AG	227,814	20,349,576
V-ZUG Holding AG(1)(2)	347	17,741
Ypsomed Holding AG(2)	20,866	9,334,531
Zehnder Group AG	155,209	12,852,291
		726,742,448
United Kingdom — 10.2%
4imprint Group PLC	244,442	12,004,503

Aberdeen Group PLC	1,148,824	3,828,806
AEP Plantations PLC	70,238	1,641,163
Afentra PLC(1)	400,006	376,460
AltynGold PLC(1)	112,082	1,639,845
Anglo Asian Mining PLC(1)(2)	671,801	3,262,586
AO World PLC(1)	130,208	164,568
ASOS PLC(1)(2)	558,587	2,048,528
Aston Martin Lagonda Global Holdings PLC(1)(2)	2,103	1,268
Atalaya Mining Copper SA	1,897,018	22,213,185
Aviva PLC	395	3,251
Barratt Redrow PLC	1,051	3,703
Bellway PLC	89,666	2,312,325
Berkeley Group Holdings PLC(1)	378,562	17,446,307
Big Technologies PLC(1)(2)	31,409	44,704
Bodycote PLC	53,459	582,413
boohoo Group PLC(1)(2)	4,111,705	1,011,569
Burberry Group PLC(1)	3,933,418	62,434,151
Burford Capital Ltd. (London)	780	3,591
Bytes Technology Group PLC	56,693	281,420
Capital Ltd.	102,062	165,352
Capricorn Energy PLC(1)	39,037	167,666
Central Asia Metals PLC	4,723,929	9,812,181
Clarkson PLC	11,826	738,181
Close Brothers Group PLC(1)	2,608,081	16,200,954
CMC Markets PLC	2,018,870	10,081,699
Coats Group PLC	23,647,592	25,979,116
Computacenter PLC	1,248,463	74,568,077
Conduit Holdings Ltd.	1,580	9,415
Costain Group PLC	9,422	24,512
Crest Nicholson Holdings PLC(2)	1,246,359	1,201,733
DFS Furniture PLC	393,127	664,211
Dr. Martens PLC(2)	999	990
Drax Group PLC	9,740,067	103,491,511
Dunelm Group PLC	1,088,798	11,382,295
easyJet PLC	5,804,739	30,956,273
Ecora Royalties PLC	979,460	1,891,656
Endeavour Mining PLC	332	20,804
Energean PLC	293,958	3,087,857
EnQuest PLC	35,516,471	8,697,316
EnSilica PLC(1)	55,214	84,023
FDM Group Holdings PLC	103,551	163,724
Ferrexpo PLC(1)	3,073,210	1,182,838
Firstgroup PLC	18,152,237	41,791,414
Foresight Group Holdings Ltd.	502,806	2,950,843
Forterra PLC	1,782,468	3,400,229
Foxtons Group PLC	450,334	277,877
Frasers Group PLC(1)	2,167,155	22,599,816
Frontier Developments PLC(1)	302,692	1,783,997
Funding Circle Holdings PLC(1)(2)	475,072	917,945
Genel Energy PLC(1)	20,591	14,160
Georgia Capital PLC(1)	142,123	8,027,375
Goodwin PLC	1,377	277,724
Grafton Group PLC	1,075,798	12,044,949
Greggs PLC(2)	2,565,338	59,190,028
Gulf Keystone Petroleum Ltd.	2,521,300	5,862,078

Gulf Marine Services PLC(1)	2,361,535	621,455
Gym Group PLC(1)	1,114,339	2,876,660
Halfords Group PLC	4,143,719	9,690,426
Hays PLC	7,675	3,413
Hikma Pharmaceuticals PLC	52,311	1,037,170
Hill & Smith PLC	53,124	1,980,301
Hilton Food Group PLC	1,008,451	6,984,153
Hiscox Ltd.	259,718	6,090,173
Hochschild Mining PLC	7,702,693	63,665,493
Hollywood Bowl Group PLC	335,605	1,383,837
Howden Joinery Group PLC	5,636,422	58,111,637
Hunting PLC	1,280,103	8,003,659
Ibstock PLC	5,052,018	7,057,188
ICG PLC	737,850	18,437,640
IG Group Holdings PLC	1,830,364	44,134,145
Impax Asset Management Group PLC	259,008	346,324
Inchcape PLC	1,592,409	18,107,241
IntegraFin Holdings PLC	2,694	12,239
International Personal Finance PLC	343,812	1,148,906
Investec PLC	3,492,453	30,678,136
IP Group PLC(1)	731	680
IQE PLC(1)	9,588,776	6,091,726
ITV PLC	13,213,704	14,443,171
J D Wetherspoon PLC(2)	1,794,299	15,430,721
Jadestone Energy PLC(1)	372,057	160,295
James Halstead PLC(2)	81,571	142,611
JD Sports Fashion PLC	33,187,309	37,572,217
JET2 PLC	2,778,815	44,156,161
Johnson Matthey PLC	3,930,843	112,381,139
Johnson Service Group PLC	7,713,649	15,855,168
Jubilee Metals Group PLC(1)(2)	3,706,353	140,372
Keller Group PLC	1,639,906	52,452,304
Lancashire Holdings Ltd.	659,839	5,342,449
Lion Finance Group PLC	690,104	102,972,198
Liontrust Asset Management PLC	579	2,394
Luceco PLC	98,063	350,853
Man Group PLC	8,296,223	30,619,402
Marex Group PLC	510,424	27,021,847
Marks & Spencer Group PLC	1,270	6,065
Marston's PLC(1)	7,971,949	5,118,013
McBride PLC	946,721	2,100,616
Mears Group PLC	1,153,315	6,447,817
Metals Exploration PLC(1)	1,547,479	276,281
Mitchells & Butlers PLC(1)	3,667,290	11,535,224
Mitie Group PLC	4,357,702	10,473,212
Molten Ventures PLC(1)	65,337	517,712
Morgan Advanced Materials PLC	2,447,051	7,534,539
Morgan Sindall Group PLC	107,306	6,579,514
MP Evans Group PLC	252,524	5,214,689
Ninety One PLC	3,855,024	11,567,086
On the Beach Group PLC	1,125,971	2,222,783
OSB Group PLC	6,752,946	46,820,150
Pagegroup PLC	5,498,546	9,046,081
Pan African Resources PLC	35,632,325	65,829,847
Paragon Banking Group PLC	3,834,286	39,394,640

Plus500 Ltd.	1,100,728	65,369,663
Polar Capital Holdings PLC	303,519	3,427,280
Prax Exploration & Production PLC(1)	1,669,848	18,170
PZ Cussons PLC	50,755	60,023
QinetiQ Group PLC	1,172,708	7,944,085
Quilter PLC	21,865,506	57,041,610
Rathbones Group PLC	74,012	1,959,998
Reach PLC	7,014,921	5,088,783
RHI Magnesita NV	246,169	9,824,278
RWS Holdings PLC	2,041,832	2,988,447
S4 Capital PLC	12,434,680	7,214,417
Savills PLC	29,194	327,182
Secure Trust Bank PLC	19,201	339,148
Senior PLC	3,772,692	14,493,742
Serabi Gold PLC(1)	405,344	1,953,726
Serica Energy PLC	6,769,186	22,834,038
Shawbrook Group PLC(1)	20,932	89,500
SIG PLC(1)	179,420	20,207
SigmaRoc PLC(1)	712,655	1,187,446
Smiths News PLC	181,715	165,084
Softcat PLC	114,113	2,673,208
Speedy Hire PLC	6,110,856	1,633,685
Spire Healthcare Group PLC	3,026,754	8,993,029
St. James's Place PLC	1,179,924	19,074,106
SThree PLC	1,885,235	4,243,658
Synthomer PLC(1)(2)	200,569	293,232
TBC Bank Group PLC	695,237	42,062,437
TP ICAP Group PLC	1,132,028	4,650,161
Travis Perkins PLC	552,813	3,961,433
Treatt PLC	275,370	1,116,830
TT Electronics PLC(1)	276,870	440,515
Vanquis Banking Group PLC(1)	2,772,683	4,067,102
Vertu Motors PLC	2,530,778	2,408,274
Vesuvius PLC	3,168,014	19,867,040
Victrex PLC	497,464	4,278,483
Volex PLC	349,826	3,270,669
Watches of Switzerland Group PLC(1)	2,603,658	25,156,880
Whitbread PLC	2,090,963	65,659,388
Wickes Group PLC	5,253,926	12,585,328
XP Power Ltd.(1)	19,102	493,062
Yellow Cake PLC(1)	71,932	549,575
Yu Group PLC	34,671	841,002
Zigup PLC	5,857,479	37,003,507
Zotefoams PLC	12,509	69,355
		2,034,944,124
United States — 0.9%
Coeur Mining, Inc.	6,287,967	121,321,526
Dauch Corp.(1)	61,404	416,516
Diversified Energy Co.	1,058,720	15,374,719
Indivior Pharmaceuticals, Inc.(1)	119,547	4,306,083
Ovintiv, Inc.	620,123	34,742,901
		176,161,745
TOTAL COMMON STOCKS (Cost $13,964,805,983)		19,837,598,117

WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	7,122	107
Hong Kong — 0.0%
CSI Properties Ltd.(1)	4,000	10
Italy — 0.0%
Fincantieri SpA(1)(2)	637,623	845,762
Geox SpA(1)(2)	27,265	293
Webuild SpA(1)(2)	35,053	101,106
		947,161
TOTAL WARRANTS (Cost $—)		947,278
RIGHTS — 0.0%
Hong Kong — 0.0%
Citychamp Watch & Jewellery Group Ltd.(1)	712,666	909
Sweden — 0.0%
Electrolux AB(1)	461,272	212,124
United States — 0.0%
Resolute Forest Products, Inc.(1)	212,429	179,921
TOTAL RIGHTS (Cost $856,663)		392,954
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	32,447,739	32,447,739
State Street Navigator Securities Lending Government Money Market Portfolio(4)	165,895,379	165,895,379
TOTAL SHORT-TERM INVESTMENTS (Cost $198,343,118)		198,343,118
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $14,164,005,764)		20,037,281,467
OTHER ASSETS AND LIABILITIES — (0.2)%		(40,352,286)
TOTAL NET ASSETS — 100.0%		$19,996,929,181

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Materials	23.2%
Industrials	21.4%
Financials	13.6%
Consumer Discretionary	13.3%
Energy	10.6%
Information Technology	6.3%
Consumer Staples	3.5%
Communication Services	2.4%
Health Care	1.9%
Utilities	1.9%
Real Estate	1.1%
Short-Term Investments	1.0%
Other Assets and Liabilities	(0.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $400,923,916. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $428,195,509, which includes securities collateral of $262,300,130.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$185,689,877	$19,651,908,240	—
Warrants	—	947,278	—
Rights	179,921	213,033	—
Short-Term Investments	198,343,118	—	—
	$384,212,916	$19,653,068,551	—

3. Affiliated Fund Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended May 31, 2026 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
AT&S Austria Technologie & Systemtechnik AG(1)	$42,006	$13,429	$4,871	$288,348	$338,912	2,063	$5,340	—
Rex International Holding Ltd.(1)(2)(3)	10,229	2	854	(5,162)	—(2)	—(2)	(377)	—
	$52,235	$13,431	$5,725	$283,186	$338,912	2,063	$4,963	—
(1)Non-income producing.
(2)Company was not an affiliate at May 31, 2026.
(3)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.